                                             1933 Act Registration No. 033-16905
                                             1940 Act Registration No. 811-05309

      As filed with the Securities and Exchange Commission on December 30, 2009

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]
             Pre-Effective Amendment No. _____                    [ ]
             Post-Effective Amendment No. 101                     [x]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 101                    [x]

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-7557
              (Registrant's Telephone Number, including Area Code)

                               Michael W. Kremenak
                               U.S. Bancorp Center
                          800 Nicollet Mall, BC-MN-H04N
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[x]  immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]  on (date) pursuant to paragraph (b) of Rule 485.
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

(FIRST AMERICAN FUNDS LOGO)



December 30, 2009        PROSPECTUS

                         First American Investment Funds, Inc.
                         ASSET CLASS - STOCK FUNDS


TACTICAL MARKET OPPORTUNITIES FUND


Class Y Shares



As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the shares of this fund, or determined if the information in this prospectus is accurate or complete.
Any statement to the contrary is a criminal offense.

TABLE OF
CONTENTS



FUND SUMMARY
   Tactical Market Opportunities Fund                                         2
MORE ABOUT THE FUND
   Investment Strategies and Other Investment Matters                         6
POLICIES AND SERVICES
   Purchasing, Redeeming, and Exchanging Shares                               7
   Managing Your Investment                                                  11
ADDITIONAL INFORMATION
   Management                                                                12
FOR MORE INFORMATION                                                 Back Cover





Please find FIRST AMERICAN FUNDS' PRIVACY POLICY inside the back cover of this
                                   Prospectus.

       Fund Summary
       Introduction


               This section of the prospectus describes the objective of the Tactical Market Opportunities Fund, summarizes the principal investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.


               AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S.
               BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR
               GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

               THIS PROSPECTUS AND THE RELATED STATEMENT OF
               ADDITIONAL INFORMATION (SAI) DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUND, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.

               THE FUND MAY BE OFFERED ONLY TO PERSONS IN THE
               UNITED STATES. THIS PROSPECTUS SHOULD NOT BE
               CONSIDERED A SOLICITATION OR OFFERING OF FUND
               SHARES OUTSIDE THE UNITED STATES.


                                     1
              PROSPECTUS - First American Tactical Market Opportunities Fund

Fund Summary
Tactical Market Opportunities Fund


OBJECTIVE


Tactical Market Opportunities Fund's objective is to earn a positive total return over a reasonable period of time, regardless of market conditions.


PRINCIPAL INVESTMENT STRATEGIES


In pursuing its objective, Tactical Market Opportunities Fund will seek to outperform the Merrill Lynch 3 Month Treasury Bill Index (the "Treasury Bill Index") by 400 basis points, or 4%, over a reasonable period of time. The Treasury Bill Index is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue. U.S. Treasury bills are backed by the full faith and credit of the U.S. government, and are generally considered a risk free investment. Investing in the fund, on the other hand, involves certain risks, including the risk of loss. In addition, an investment in the fund will be more volatile than an investment in U.S. Treasury bills. The fund's portfolio managers will manage volatility by attempting to limit the fund's tracking error relative to the Treasury Bill Index to a level consistent with achieving the return that the fund is seeking.


The fund seeks to outperform the Treasury Bill Index over a reasonable period of time, although there is no guarantee that it will be able to do so. Over shorter periods of time, investment returns will fluctuate as market conditions vary and may be lower than those of the Treasury Bill Index. Thus, the fund is designed for investors with longer term investment horizons - generally at least three years or more.

The fund seeks to achieve its objective by investing its assets across the following asset classes:

- U.S., international and emerging market equity securities,
- U.S., international and emerging market debt securities, including high-yield debt securities,
- Commodities,
- Currencies, and
- High quality, short-term debt securities and money market funds.

The fund generally gains exposure to the above asset classes by investing in derivative instruments and exchange-traded funds ("ETFs"), except that the fund invests directly in U.S. Treasury obligations and money market funds, including affiliated money market funds.

An ETF is an investment company that is similar to an index fund in that it seeks to achieve the same return as a particular market index and will primarily invest in the securities of companies that are included in that index. Unlike index funds, however, ETFs are traded on stock exchanges. ETFs are a convenient way to invest in both broad market indexes and market sector indexes, particularly since ETFs can be bought and sold at any time during the day, like stocks. ETFs, like mutual funds, charge asset-based fees. When the fund invests in ETFs, the fund will pay a proportionate share of the management fee and the operating expenses of the ETF. The fund will not invest in actively managed or leveraged ETFs.

Derivative instruments derive their returns from the performance of something else, such as one or more underlying investments, pools of investments, indexes or currencies. The fund may utilize the following derivatives: options; futures contracts, including futures on equity and commodities indices, interest rate and currency futures; options on futures contracts; interest rate caps, floors and collars; foreign currency contracts; options on foreign currencies; interest rate, total return, currency and credit default swaps; and options on the foregoing types of swap agreements. Derivatives may be entered into on established exchanges, either in the U.S. or in foreign countries, or through privately negotiated transactions referred to as over-the-counter derivatives.

Derivatives give the fund the ability to share in the positive or negative returns of the underlying investments, pools of investments, indexes or currencies, without directly owning them, and should enable the fund's portfolio managers to implement investment decisions promptly and cost effectively. Derivative instruments also may be used to manage risk by, for example, hedging the fund's portfolio against losses due to exposure to certain markets, sectors or currencies. The use of derivatives for non-hedging purposes is considered speculative.

In using derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investment, pool of investments, index or currency) and short positions (the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency). Short positions may involve greater risks than long positions, as the risk of loss is theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested).

The fund's advisor may allocate the fund's assets among the different asset classes in different proportions at different times. The fund is not required to allocate its investments among the asset classes in any fixed proportion, nor is it limited by investment style or by the issuer's location, size, market capitalization or industry sector. The fund may have none or some of its assets invested in each asset class in relative proportions that change over time based on market and economic conditions.

The advisor allocates assets among the various asset classes based on its forecasted returns and its risk assessment for each asset class. The advisor will seek to take advantage of both investment opportunities that are believed to have a high probability of success (long investment) and a high probability of failure (short investment). The advisor regularly assesses and manages the overall risk profile of the fund's portfolio, based on the fund's exposure to each asset class, the volatility of the asset classes, and the correlation of returns among the different asset classes.


                                     2
              PROSPECTUS - First American Tactical Market Opportunities Fund

Fund Summary
Tactical Market Opportunities Fund CONTINUED


PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:

Asset Allocation Risk. The fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. The asset classes in which the fund seeks exposure can perform differently from each other at any point in time and over the long term. If the advisor favors exposure to an asset class during a period when that class underperforms, the fund's performance will be hurt. This risk is increased when the fund uses derivatives to increase its exposure to asset classes. These derivatives can create investment leverage, which will magnify the impact to the fund of its investments in an underperforming asset class.

Commodities Risk. The fund may invest in instruments providing exposure to commodities. Commodities markets historically have been extremely volatile, and the performance of securities that provide an exposure to those markets therefore also may be highly volatile. Commodity prices are affected by factors such as the cost of producing commodities, changes in consumer demand for commodities, the hedging and trading strategies of producers and consumers of commodities, speculative trading in commodities by commodity pools and other market participants, disruptions in commodity supply, drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. Suspensions or disruptions of market trading in the commodities markets and related futures markets may adversely affect the value of securities providing an exposure to the commodities markets.

Common Stock Risk. The fund may invest in instruments providing exposure to stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry or sector of the market. In addition, the performance of sector(s) to which the fund may have exposure at any time, such as value stocks, growth stocks, large-capitalization stocks, mid-capitalization stocks, small-capitalization stocks and/or micro-capitalization stocks, may be difficult to predict and may diverge from the performance of the market as a whole.

Debt Securities Risk. The fund's investments in instruments providing exposure to bond markets and in U.S. Treasury obligations are subject to the following principal risks:

Credit Risk. The failure of an issuer to make timely interest or principal payments, or a decline or perceived decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the price of the fund's shares.

Interest Rate Risk. Debt securities will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Thus, the longer the effective duration of the bond portion of the fund's portfolio, the more the fund's share price is likely to react to interest rate changes.

Derivative Instrument Risk. The fund will seek to gain exposure to equity, debt, commodity and currency markets using derivative instruments such as options; futures contracts, including futures on equity and commodities indices, interest rate and currency futures; options on futures contracts; interest rate caps and floors; foreign currency contracts; options on foreign currencies; interest rate, total return, currency and credit default swaps; and options on the foregoing types of swap agreements. The use of derivatives exposes the fund to risks in addition to, and possible greater than, the risks of investing directly in the underlying assets, and to transaction costs. A small investment in derivatives potentially could have a large impact on the fund's performance.

Derivatives are subject to the risk that securities prices will not move in the direction that the advisor anticipates or that there will be an imperfect correlation between the price of derivative instruments and the underlying instruments or the fund's other investments. There is the risk of the possible absence of a liquid secondary market for any particular instrument and of possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired. Derivative instruments also involve the risk that the counterparty to the derivative instrument will fail to make required payments or otherwise comply with the derivative's terms. Derivative instruments may be more volatile than direct investments in the securities, indices, reference rates or currencies to which the fund gains exposure by investing in derivative instruments.

Some derivatives involve leverage. As a result, adverse price movements in the underlying assets can result in a loss that is substantially greater than the fund's initial investment in the derivative instrument. The fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. In some cases, the fund may be required to set aside liquid assets in an amount equal only to the fund's daily net liability, rather than the full notional value of the derivative instrument. By setting aside assets equal to only its net obligations, the fund may employ leverage to a greater extent than if the fund were required to segregate assets equal to the full notional value of such instruments.

The fund may enter into over-the-counter (OTC) transactions in derivatives. Transactions in the OTC markets generally are conducted on a principal-to-principal basis. The terms and conditions of these instruments generally are not standardized and tend to be more specialized or complex, and the instruments may be harder to value. In addition, there may not be a liquid market for OTC derivatives. As a result, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.


                                     3
              PROSPECTUS - First American Tactical Market Opportunities Fund

Fund Summary
Tactical Market Opportunities Fund CONTINUED


ETF and Money Market Fund Risks. The fund will seek to gain exposure to equity, debt, commodity and currency markets through investments in ETFs. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange.

Like any fund, an ETF is subject to the risks of the underlying securities that it holds. In addition, investments in ETFs present certain risks that do not apply to investments in traditional mutual funds. While an ETF seeks to achieve the same return as a particular market index, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index. Moreover, ETFs are limited in their ability to perfectly replicate the composition of an index and ETF shares may trade at a premium or discount to their net asset value. As ETFs trade on an exchange, they are subject to the risks of any exchange-traded instrument, including: (i) an active trading market for its shares may not develop or be maintained, (ii) trading of its shares may be halted by the exchange, and (iii) its shares may be delisted from the exchange.

Generally, investments in ETFs are subject to statutory limitations prescribed by the Investment Company Act. These limitations include a prohibition on a fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a fund's total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Many ETFs, however, have obtained exemptive relief from the Securities and Exchange Commission (SEC) to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. The fund intends to rely on these exemptive orders in order to invest in unaffiliated ETFs beyond the foregoing statutory limitations.

Subject to certain conditions, the fund also may invest in money market funds beyond the statutory limits described above, including money market funds advised by the fund's advisor.

The fund will indirectly bear its proportionate share of any management fees and other expenses paid by the ETFs and money market funds in which it invests.

Foreign Securities and Emerging Markets Risk. The fund may invest in instruments that give it exposure to foreign securities, including securities of emerging markets issuers. Securities of foreign issuers may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy. The risks of foreign investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Frequent Trading Risk. Frequent trading of fund securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities, which may detract from the fund's performance.

Liquidity Risk. The fund may invest in instruments providing exposure to securities that have little or no active trading market and/or that trade in lower volumes. In such a market, the value of such securities may be highly volatile and may fall dramatically. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives, including swap agreements), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Investments in the fund by certain First American fund-of-funds portfolios may constitute a significant portion of the fund's net assets. A redemption by a First American fund-of-funds portfolio of its position in the fund may further increase liquidity risk and may impact the fund's net asset value.

Non-Investment Grade Securities Risk. The fund may invest in instruments providing exposure to securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FUND PERFORMANCE

Because the fund has not been offered prior to the date of this prospectus, no performance information is presented.


                                     4
              PROSPECTUS - First American Tactical Market Opportunities Fund

Fund Summary
Tactical Market Opportunities Fund CONTINUED


FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



--------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
(fees paid directly from your investment)                                            CLASS Y
--------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                                                  None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or redemption proceeds, whichever is
  less)                                                                                None
--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------------------
  Management Fees                                                                     0.75%
  Distribution and/or Service (12b-1) Fees                                             None
  Other Expenses(2)                                                                   4.76%
  Acquired Fund Fees and Expenses(3)                                                  0.11%
  Total Annual Fund Operating Expenses                                                5.62%
  Less Fee Waivers(4)                                                                (4.56)%
  Net Expenses(4)                                                                     1.06%
--------------------------------------------------------------------------------------------





EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. The examples assume that contractual fee waivers were in effect throughout the first year of each period (i.e., the entire period for the one year period), but were discontinued for the balance of each period longer than one year. Although your actual costs and returns may differ, based on these assumptions your costs would be:




                   CLASS Y
--------------------------
 One year           $  108
--------------------------
 Three
     years          $1,269





(1)An annual account maintenance fee of $15 may be charged under certain circumstances. See "Policies and Services -- Purchasing, Redeeming, and Exchanging Shares -- Additional Information on Purchasing, Redeeming, and Exchanging Shares -- Accounts with Low Balances."


(2)Other Expenses are based on estimated amounts for the current fiscal year, including an estimate of the fund's average net assets for the year.



(3)In addition to the operating expenses that the fund bears directly, the fund's shareholders indirectly bear the expenses of any other investment companies in which the fund invests. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and could be higher or lower than the amount set forth in the table depending on the expenses of the other investment companies in which the fund invests and the percentage of the fund's assets invested in other investment companies.


(4)The advisor has contractually agreed to waive fees and reimburse other fund expenses through February 28, 2011 so that total annual fund operating expenses, after waivers and excluding acquired fund fees and expenses, do not exceed 0.95% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after February 28, 2011, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.


                                     5
              PROSPECTUS - First American Tactical Market Opportunities Fund

More About the Fund
Investment Strategies and Other Investment Matters

OBJECTIVE

The fund's objective, which is described in the "Fund Summary" section, may be changed without shareholder approval. If the fund's objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that the fund will achieve its objective.

INVESTMENT STRATEGIES

The fund's principal investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objective. This section provides information about some additional non-principal strategies that the fund's investment advisor may use to achieve the fund's objectives. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

Temporary Investments. In an attempt to respond to adverse market, economic, political, or other conditions, the fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the fund's advisor. Being invested in these securities may prevent the fund from benefitting from market movements and from achieving its investment objective.

Portfolio Turnover. Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. The risks of frequent trading are described above under "Fund Summary - Principal
Risks - Frequent Trading Risk."

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.


                                     6
              PROSPECTUS - First American Tactical Market Opportunities Fund

Policies and Services
Purchasing, Redeeming, and Exchanging Shares

GENERAL


You may purchase, redeem, or exchange shares of the fund on any day when the New York Stock Exchange (NYSE) is open, except that shares cannot be purchased by wire transfer on days that federally chartered banks are closed. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE, as permitted by the Securities and Exchange Commission (SEC).



The fund has authorized certain investment professionals and financial institutions ("financial intermediaries") to accept purchase, redemption, or exchange orders on its behalf. Your purchase or redemption price will be based on the net asset value (NAV) per share next calculated by the fund after your order is received by the fund or an authorized financial intermediary in proper form. Exchanges are also based on the NAV per share next calculated by the fund after your exchange request is received in proper form. See "Additional Information on Purchasing, Redeeming, and Exchanging Shares -- Calculating Net Asset Value" below. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "Purchase, Redemption, and Exchange Procedures."


Some financial intermediaries may charge a fee for helping you purchase, redeem, or exchange shares. Contact your financial intermediary for more information. No such fee will be imposed if you purchase shares directly from the fund.

Eligibility to Invest in Class Y Shares


Class Y shares generally are offered to group retirement and employee benefit plans and to certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Such persons may include, but are not limited to, individuals, corporations, and endowments.


DETERMINING YOUR SHARE PRICE

Because the current prospectus and Statement of Additional Information are available on First American Funds' website free of charge, we do not disclose the following share class information separately on the website.

Class Y Shares

Your purchase price for Class Y shares is its net asset value. This share class does not have a front-end sales charge or a CDSC.

COMPENSATION PAID TO FINANCIAL INTERMEDIARIES

The advisor and/or the distributor may pay compensation to financial intermediaries out of their own resources to selected intermediaries for the purposes of promoting the sale of fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services. The amounts of these payments could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the fund to you. The intermediary may elevate the prominence or profile of the fund within the intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the advisor and/or the distributor preferential or enhanced opportunities to promote the fund in various ways within the intermediary's organization. These payments are not reflected in the fees and expenses listed in the "Fund Summary" section of the prospectus because they are not paid by the fund.

These payments are negotiated and may be based on such factors as the number or value of First American Fund shares that the intermediary sells or may sell; the value of the assets invested in the First American Funds by the intermediary's customers; the type and nature of services or support furnished by the intermediary; and/or other measures as determined from time to time by the advisor and/or distributor. Such payments are generally asset based but also may include the payment of a lump sum for services provided. In addition, the advisor and/or the distributor may make payments to reimburse selected intermediaries for items such as ticket charges (i.e., fees that an intermediary charges its representatives for effecting transactions in fund shares), operational charges, literature printing and/or distribution costs, and networking fees.

The advisor and/or distributor may make other payments or allow other promotional incentives to financial intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

You can ask your financial intermediary for information about any payments it receives from the advisor and/or the distributor and from the fund, and any services your intermediary provides, as well as about fees and/or commissions your intermediary charges. You can also find more details about payments made by the advisor, and/or the distributor in the fund's SAI.

PURCHASE, REDEMPTION, AND EXCHANGE PROCEDURES

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.


                                     7
              PROSPECTUS - First American Tactical Market Opportunities Fund

Policies and Services
Purchasing, Redeeming, and Exchanging Shares continued


Purchasing, Redeeming, and Exchanging Class Y Shares

You may purchase or redeem shares by calling your financial intermediary. When purchasing shares, payment must generally be made by wire transfer, which can be arranged by your financial intermediary. You cannot purchase shares by wire on days when federally chartered banks are closed. The fund reserves the right to impose minimum investment amounts on clients of financial intermediaries that charge the fund or the advisor transaction or recordkeeping fees.

If the fund or an authorized financial intermediary receives your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

Exchanging Class Y Shares. If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American Fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares.

To exchange your shares, call your financial intermediary.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The fund has the right to limit exchanges that are deemed to constitute short-term trading. See "Additional Information on Purchasing, Redeeming, and Exchanging Shares -- Short-Term Trading of Fund Shares" below.

Systematic Transactions. You may add to your investment, or redeem a specific dollar amount from your account, on a regular, automatic basis through a systematic investment or withdrawal plan. You may also move from one First American Fund to another First American Fund of the same class on a regular basis through automatic monthly exchanges. You may apply for participation in these programs through your financial intermediary.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.

ADDITIONAL INFORMATION ON PURCHASING, REDEEMING, AND EXCHANGING SHARES

Calculating Net Asset Value

The fund generally calculates its NAV as of 3:00 p.m. Central time every day the New York Stock Exchange is open. The fund does not calculate its NAV on national holidays, or any other days, on which the NYSE is closed for trading.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares.

Investments and other assets will be valued at their market values. For securities traded on an exchange, we receive the price as reported by the exchange from one or more independent pricing services that have been approved by the fund's board of directors. These independent pricing services also provide security valuations for certain other investments not traded on an exchange. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the fund's board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors. The types of securities for which such fair value pricing might be required include, but are not limited to:
- Securities, including securities traded in foreign markets, where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;
- Securities whose trading has been halted or suspended;
- Fixed-income securities that have gone into default and for which there is no current market value quotation; and
- Securities with limited liquidity, including certain high-yield securities or securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

Short-Term Trading of Fund Shares

The fund discourages purchases and redemptions of its shares in response to short-term fluctuations in the securities markets. The fund's board of directors has adopted policies and procedures designed to detect and deter short-term trading in the fund's shares that may disadvantage long-term fund shareholders. These policies are described below. The fund will not knowingly accommodate trading in the fund's shares in violation of these policies.

Risks Associated with Short-Term Trading. Short-term trading in the fund's shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of the fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically

                                     8
              PROSPECTUS - First American Tactical Market Opportunities Fund

Policies and Services
Purchasing, Redeeming, and Exchanging Shares continued



invests, short-term trading may interfere with the efficient management of the fund's portfolio, increase the fund's transaction costs, administrative costs and taxes, and/or impact the fund's performance.

In addition, the nature of the fund's portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of the fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as "arbitrage market timing," and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.


Short-Term Trading Policies. The fund's advisor monitors trading in fund shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of the fund are subject to monitoring. It is the policy of the fund to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into the fund or other First American funds or, alternatively, the fund may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between the fund and any other fund). In addition to the foregoing sanctions, the fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the fund may consider an investor's trading history in any of the First American funds, in non-First American mutual funds, or in accounts under a person's common ownership or control.


Certain transactions are not subject to the fund's short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio re-balancings in fee-based programs of registered investment advisors, financial planners and registered broker-dealers; and similar transactions.

Fund shares are frequently held through omnibus account arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with the fund for trading on behalf of its customers. The fund generally seeks to apply its short-term trading policies and procedures to these omnibus account arrangements, and monitor trading activity at the omnibus account level to attempt to identify disruptive trades. Under agreements that the fund (or the fund's distributor) has entered into with intermediaries, the fund may request transaction information from intermediaries at any time in order to determine whether there has been short-term trading by the intermediaries' customers. The fund will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the fund if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the fund will request that the intermediary take appropriate action to curtail the activity. If the intermediary does not take action, the fund will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary. An intermediary may apply its own short-term trading policies and procedures, which may be more or less restrictive than the fund's policies and procedures. If you purchase or sell fund shares through an intermediary, you should contact them to determine whether they impose different requirements or restrictions.

Telephone Transactions


The fund and its agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The fund and its agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include recording telephone conversations.



                                     9
              PROSPECTUS - First American Tactical Market Opportunities Fund

Policies and Services
Purchasing, Redeeming, and Exchanging Shares continued


Once a telephone transaction has been placed, it cannot be canceled or modified.

It may be difficult to reach the fund by telephone during periods of unusual market activity. If you are unable to reach the fund or its agents by telephone, please consider sending written instructions.

Accounts with Low Balances

The fund reserves the right to liquidate or assess a low balance fee to any account holding a balance that is less than the account balance minimum of $500 for any reason, including market fluctuation.


If the fund elects to liquidate or assess a low balance fee, then annually, on or about the second Wednesday of August, the fund will assess a $15 low balance fee to certain retirement accounts, education savings plans, and UGMA/UTMA accounts that have balances under the account balance minimum. At the same time, other accounts with balances under the account balance minimum will be liquidated, with proceeds being mailed to the address of record. Prior to the assessment of any low balance fee or liquidation of low balance accounts, affected shareholders will receive a communication reminding them of the pending action, thereby providing time to ensure that balances are at or above the account balance minimum prior to any fee assessment or account liquidation.



An intermediary may apply its own procedures in attempting to comply with the fund's low balance account policy.


Redemption in Kind

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on the fund and its remaining shareholders, if you redeem more than $250,000 of the fund's assets within a 30-day period, the fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities from the fund's portfolio instead of cash. The advisor will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.


                                    10
              PROSPECTUS - First American Tactical Market Opportunities Fund

Policies and Services
Managing Your Investment


STAYING INFORMED

Shareholder Reports

Shareholder reports are mailed twice a year. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares, but some transactions, such as systematic purchases and dividend reinvestments, are reported on your account statement. Generally, the fund does not send statements for shares held in a brokerage account or to individuals who have their shares held in an omnibus account, such as retirement plan participants. Please review your statements and confirmations as soon as you receive them and promptly report any discrepancies to your financial intermediary or to Investor Services at 800 677-FUND.

DIVIDENDS AND DISTRIBUTIONS


Dividends from net investment income are normally declared and paid annually for the fund. Any capital gains are normally distributed at least once each year.


On the ex-dividend date for a distribution, the fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.


Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial intermediary, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.


TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Taxes on Distributions

The fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends paid from the net investment income of the fund may constitute "qualified dividends" taxable at the same rate as long-term capital gains (currently subject to a maximum rate of 15%). The fund will inform its shareholders of the portion of its dividends (if any) that constitutes "qualified dividends." Dividends paid from the fund's net investment income that do not constitute "qualified dividends" and dividends paid from short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. The fund's income from foreign issuers may be subject to withholding and other taxes imposed by foreign countries.

Taxes on Transactions

The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If, in redemption of his or her shares, a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

Considerations for Retirement Plan Clients

A plan participant whose retirement plan invests in the fund generally is not taxed on fund dividends or distributions received by the plan or on sales or exchanges of fund shares by the plan for federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. You should consult your tax professional about federal, state and local tax considerations.

More information about tax considerations that may affect the fund and its shareholders appears in the fund's SAI.


                                    11
              PROSPECTUS - First American Tactical Market Opportunities Fund

Additional Information
Management


FAF Advisors, Inc. is the fund's investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2009, FAF Advisors had more than $100 billion in assets under management, including investment company assets of more than $85 billion. As investment advisor, FAF Advisors manages the fund's business and investment activities, subject to the authority of the fund's board of directors.


The fund pays the investment advisor a monthly management fee for providing investment advisory services equal, on an annual basis, to 0.75% of the fund's average daily net assets.

A discussion regarding the basis for the board's approval of the fund's investment advisory agreement will appear in the fund's semi-annual report to shareholders for the fiscal period ending April 30, 2010.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION


FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, FAF Advisors receives compensation for acting as the fund's investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.


Administration Services. FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the fund's administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, the fund pays FAF Advisors the fund's pro rata portion of up to 0.25% of the aggregate average daily net assets of all open-end funds in the First American family of funds. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the fund may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Custody Services. U.S. Bank provides custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of the fund's average daily net assets.

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the fund. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the fund may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Distribution Services. Quasar Distributors, LLC, an affiliate of FAF Advisors, receives distribution and shareholder servicing fees for acting as the fund's distributor.

Other Compensation. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the fund's distributor as well as other payments from the fund's distributor and/or advisor as described above under "Policies and Services -- Purchasing, Redeeming, and Exchanging Shares -- Compensation Paid to Financial Intermediaries."

PORTFOLIO MANAGEMENT

The portfolio managers primarily responsible for the fund's management are:

David R. Cline, Senior Equity Portfolio Manager. Mr. Cline has co-managed the fund since its inception. Mr. Cline entered the financial services industry when he joined FAF Advisors in 1989.

Walter A. French, Senior Equity Portfolio Manager. Mr. French has co-managed the fund since its inception. Mr. French entered the financial services industry in 1974 and joined FAF Advisors in 1999.

David A. Friar, Equity Portfolio Manager. Mr. Friar has co-managed the fund since its inception. Mr. Friar entered the financial services industry in 1998 and joined FAF Advisors in 1999.

Keith B. Hembre, Chief Economist and Chief Investment Strategist. Mr. Hembre has co-managed the fund since its inception. Mr. Hembre entered the financial services industry in 1992 and joined FAF Advisors in 1997.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.


                                    12
              PROSPECTUS - First American Tactical Market Opportunities Fund

                      First American Funds' Privacy Policy

We want you to understand what information we collect and how it's used.

"Nonpublic personal information" is nonpublic information that we obtain while providing financial products or services to you.

Why we collect your information
We gather nonpublic personal information about you and your accounts so that we can:
- Know who you are and prevent unauthorized access to your information.
- Design and improve the products we offer.
- Comply with the laws and regulations that govern us.

The types of information we collect
We may collect the following nonpublic personal information about you:
- Information about your identity, such as your name, address, and social security number
- Information about your transactions with us
- Information you provide on applications, such as your beneficiaries

Confidentiality and security
We operate through service providers. We require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose
We may share all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We're permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We'll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections
You may have other privacy protections under applicable state laws, such as California and Vermont. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by:
- First American Funds, Inc.
- First American Investment Funds, Inc.
- First American Strategy Funds, Inc.
- American Strategic Income Portfolio Inc.
- American Strategic Income Portfolio Inc. II
- American Strategic Income Portfolio Inc. III

- American Select Portfolio Inc.
- American Municipal Income Portfolio Inc.
- Minnesota Municipal Income Portfolio Inc.
- First American Minnesota Municipal Income Fund II, Inc.
- American Income Fund, Inc.

                NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
                     THIS PAGE IS NOT PART OF THE PROSPECTUS

FIRST AMERICAN FUNDS


P.O. Box 1330


Minneapolis, MN 55440-1330



--------------------------------------------------------------------------------

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION


More information about the First American Funds is available on the funds' Internet site at www.firstamericanfunds.com and in the following documents:

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the fund's investments will be available in the fund's annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).


You can obtain a free copy of the fund's most recent annual or semiannual reports or the SAI, request other information about the fund, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the fund at the address below. Annual or semiannual reports and the SAI are also available on the fund's Internet site.

Information about the fund (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the fund are also available on the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.


SEC file number:  811-05309                                        PROTMO  12/09

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 30, 2009

                       TACTICAL MARKET OPPORTUNITIES FUND

     This Statement of Additional Information relates to the Class Y Shares of Tactical Market Opportunities Fund (the "Fund"), a series of First American Investment Funds, Inc. ("FAIF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus dated December 30, 2009. This Statement of Additional Information is incorporated into the Fund's Prospectus by reference. To obtain copies of the Prospectus or the Fund's Annual Report, when one becomes available, at no charge, write the Fund's distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at 800 677-FUND. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                                  ----
GENERAL INFORMATION............................................................................................     1

ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS.............................................................     2
     Asset Coverage Requirements...............................................................................     2
     Commodity-Linked Securities...............................................................................     2
     Debt Obligations..........................................................................................     2
     Derivatives...............................................................................................     5
     Equity Securities.........................................................................................    12
     Exchange-Traded Funds.....................................................................................    12
     Foreign Securities........................................................................................    12
     Money Market Funds........................................................................................    13

INVESTMENT RESTRICTIONS........................................................................................    14

DISCLOSURE OF PORTFOLIO HOLDINGS...............................................................................    15
         Public Disclosure.....................................................................................    15
         Nonpublic Disclosure..................................................................................    15

DIRECTORS AND EXECUTIVE OFFICERS...............................................................................    18
         Independent Directors.................................................................................    18
         Executive Officers....................................................................................    19
         Standing Committees of the Board of Directors.........................................................    21
         Fund Shares Owned by the Directors....................................................................    22
         Compensation..........................................................................................    23

CODE OF ETHICS.................................................................................................    24

PROXY VOTING POLICIES AND RECORDS..............................................................................    24

INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUND............................................................    24
         Investment Advisor....................................................................................    24
         Additional Payments to Financial Intermediaries.......................................................    25
         Administrator.........................................................................................    28
         Transfer Agent........................................................................................    29
         Distributor...........................................................................................    29
         Custodian and Independent Registered Public Accounting Firm...........................................    29

PORTFOLIO MANAGERS.............................................................................................    30
         Other Accounts Managed................................................................................    30
         Compensation..........................................................................................    30
         Ownership of Fund Shares..............................................................................    31

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE.............................................................    31

CAPITAL STOCK..................................................................................................    32

NET ASSET VALUE AND PUBLIC OFFERING PRICE......................................................................    32

TAXATION.......................................................................................................    33

RECEIPT OF ORDERS BY FINANCIAL INTERMEDIARIES..................................................................    34

ADDITIONAL INFORMATION ABOUT REDEEMING SHARES..................................................................    34
         By Telephone..........................................................................................    34
         By Mail...............................................................................................    35
         Redemptions Before Purchase Instruments Clear.........................................................    35

RATINGS........................................................................................................   A-1

PROXY VOTING POLICIES AND PROCEDURES...........................................................................   B-1

                               GENERAL INFORMATION

      First American Investment Funds, Inc. ("FAIF") was incorporated in the State of Maryland on August 20, 1987 under the name "SECURAL Mutual Funds, Inc." The Board of Directors and shareholders, at meetings held January 10, 1991, and April 2, 1991, respectively, approved amendments to the Articles of Incorporation providing that the name "SECURAL Mutual Funds, Inc." be changed to "First American Investment Funds, Inc."

      FAIF is organized as a series fund and currently issues shares in 41 series. Each series of shares represents a separate investment portfolio with its own investment objectives and policies (in essence, a separate mutual fund) (collectively, the "Funds" or "FAIF Funds"). This Statement of Additional Information relates to the series of FAIF known as the Tactical Market Opportunities Fund (the "Fund"). The Fund is an open-end diversified investment company. Class Y shares are the only class of shares available for purchase by shareholders.

      The Articles of Incorporation and Bylaws of FAIF provide that meetings of shareholders be held as determined by the Board of Directors and as required by the Investment Company Act of 1940, as amended (the "1940 Act"). Maryland corporation law requires a meeting of shareholders to be held upon the written request of shareholders holding 10% or more of the voting shares of FAIF, with the cost of preparing and mailing the notice of such meeting payable by the requesting shareholders. The 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of investment advisory contracts and amendments thereto, and for amendments to Rule 12b-1 distribution plans (the Fund currently has not adopted a Rule 12b-1 distribution plan).

      This Statement of Additional Information may also refer to affiliated investment companies, including: First American Funds, Inc. ("FAF"); First American Strategy Funds, Inc. ("FASF"); Mount Vernon Securities Lending Trust ("Mount Vernon Trust"); and eight separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II, Inc., American Select Portfolio Inc., and American Income Fund, Inc.), collectively referred to as the First American Closed-End Funds ("FACEF").

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               ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS

      The principal investment strategies of the Fund are set forth in the Fund's Prospectus. Additional information concerning principal investment strategies of the Fund, and information on non-principal investment strategies that may be used by the Fund, is set forth below. The Fund has attempted to identify investment strategies that will be employed in pursuing the Fund's investment objective. Additional information concerning the Fund's investment restrictions is set forth below under "Investment Restrictions."

      If a percentage limitation on investments by the Fund stated in this SAI or the Prospectus is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing. To the extent the Fund is limited to investing in securities with specified ratings or of a certain credit quality, the Fund is not required to sell a security if its rating is reduced or its credit quality declines after purchase, but the Fund may consider doing so. Descriptions of the rating categories of Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), Fitch, Inc. ("Fitch") and Moody's Investors Service, Inc. ("Moody's) are contained in Appendix A.

ASSET COVERAGE REQUIREMENTS

      To the extent required by Securities and Exchange Commission ("SEC") guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (a) an offsetting position for the same type of financial asset, or (b) cash or liquid securities, designated on the Fund's books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (a). Examples of transactions governed by these asset coverage requirements include, for example, options written by the Fund, futures contracts and options on futures contracts, forward currency contracts, swaps, dollar rolls, and when-issued and delayed delivery transactions. Assets used as offsetting positions, designated on the Fund's books, or held in a segregated account cannot be sold while the positions requiring cover are open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

COMMODITY-LINKED SECURITIES

      As a principal investment strategy, the Fund may invest in commodity-linked exchange-traded funds ("ETFs") and derivative securities, which are designed to provide investment exposure to commodities without direct investment in physical commodities or commodities futures contracts. Commodities to which the Fund may gain exposure include assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties. The Fund may invest in securities that give it exposure to various commodities and commodity sectors. The value of commodity-linked securities held by the Fund may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

      The prices of commodity-linked securities may move in different directions than investments in traditional equity and debt securities. For example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked securities have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.

DEBT OBLIGATIONS

      The Fund may invest in instruments that give it exposure to debt obligations as a principal investment strategy. These include U.S. Treasury obligations, corporate debt securities, sovereign debt obligations, inflation protected

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securities, exchange-traded notes, and short-term obligations of the kinds described below under "Short-Term Investments." The Fund's investments in debt obligations may include securities that are rated below investment-grade.

      The debt obligations specified above are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by the Fund); and (ii) credit risk (the risk that the issuers of debt securities held by the Fund default in making required payments).

      Corporate Debt Securities. Corporate debt securities are fully taxable debt obligations issued by corporations. These securities fund capital improvements, expansions, debt refinancing or acquisitions that require more capital than would ordinarily be available from a single lender. Investors in corporate debt securities lend money to the issuing corporation in exchange for interest payments and repayment of the principal at a set maturity date. Rates on corporate debt securities are set according to prevailing interest rates at the time of the issue, the credit rating of the issuer, the length of the maturity and other terms of the security, such as a call feature. Corporate debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. In addition, corporate restructurings, such as mergers, leveraged buyouts, takeovers or similar corporate transactions are often financed by an increase in a corporate issuer's debt securities. As a result of the added debt burden, the credit quality and market value of an issuer's existing debt securities may decline significantly.

      Sovereign Debt Obligations. The Fund may invest in instruments that give it exposure to sovereign debt obligations. Investments in sovereign debt obligations involve special risks which are not present in corporate debt securities. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and there may be limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the net asset value of the Fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

      A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

      Debt Obligations Rated Less than Investment Grade. The Fund may invest in instruments that give it exposure to non-investment grade debt obligations. Debt obligations rated less than "investment grade" are sometimes referred to as "high yield securities" or "junk bonds." The Fund considers a debt obligation to be rated "investment grade" if two of Moody's, Standard & Poor's and Fitch rate the security investment-grade (i.e. at least Baa, BBB and BBB, respectively). If ratings are provided by only two of those rating agencies, the more conservative rating is used to determine whether the security is investment-grade. If only one of those rating agencies provides a rating, that rating is used.

      Yields on non-investment grade debt obligations will fluctuate over time. The prices of such obligations have been found to be less sensitive to interest rate changes than higher rated obligations, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of non-investment grade debt obligations.

      In addition, the secondary trading market for non-investment grade debt obligations may be less developed than the market for investment grade obligations. This may make it more difficult to value and dispose of such obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of non-investment grade obligations, especially in a thin secondary trading market.

Certain risks also are associated with the use of credit ratings as a method for evaluating non-investment grade debt obligations. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of such obligations. In addition, credit rating agencies may not timely change credit ratings to reflect current events.

      U.S. Treasury Obligations. The Fund may invest in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. U.S. Treasury obligations are supported by the full faith and credit of the United States.

      Inflation Protected Securities. The Fund may invest in inflation protected securities as a principal investment strategy. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

      Inflation protected securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation protected bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

      If the periodic adjustment rate measuring inflation falls, the principal value of U.S. Treasury inflation protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation protected bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Other inflation-protected securities that accrue inflation into their principal value may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

      The value of inflation-protected securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected securities.

      The periodic adjustment of U.S. inflation protected bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation protected securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If the market perceives that the adjustment mechanism of an inflation-protected security does not accurately adjust for inflation, the value of the security could be adversely affected.

      While inflation protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. The calculation of the inflation index ratio for inflation protected securities issued by the U.S. Treasury incorporates an approximate three-month lag, which may have an effect on the trading price of the securities, particularly during periods of significant, rapid changes in the inflation index. To the extent that inflation has increased during the three months prior to an interest payment, that interest payment will not be protected from the inflation increase. Further, to the extent that inflation has increased during the final three months of a security's maturity, the final value of the security will not be protected against that increase, which will negatively impact the value of the security. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation-protected securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

      Any increase in the principal amount of an inflation-protected security will be considered taxable income to the Fund, even though the Fund does not receive its principal until maturity.

DERIVATIVES

      The Fund may use derivative instruments as a principal investment strategy, as described below. Generally, a derivative is a financial contract the value of which depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, commodities, interest rates, currency exchange rates, and various domestic and foreign indices. Derivative instruments that the Fund may use include options contracts, futures contracts, options on futures contracts, forward currency contracts and swap transactions, all of which are described in more detail below.

      The Fund may use derivatives for a variety of reasons, including as a substitute for investing directly in securities and currencies as part of a hedging strategy (that is, for the purpose of reducing risk to the Fund), to manage the effective duration of the Fund's portfolio, or for other purposes related to the management of the Fund. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on the Fund's performance.

      Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses or limit its gains if the performance of its derivatives is poorly correlated with the underlying instruments or the Fund's other investments, or if the Fund is unable to liquidate its position because of an illiquid secondary market. The market for derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

      While transactions in some derivatives may be effected on established exchanges, many other derivatives are privately negotiated and entered into in the over-the-counter market with a single counterparty. When exchange-traded derivatives are purchased and sold, a clearing agency associated with the exchange stands between each buyer and seller and effectively guarantees performance of each contract, either on a limited basis through a guaranty fund or to the full extent of the clearing agency's balance sheet. Transactions in over-the-counter derivatives have no such protection. Each party to an over-the-counter derivative bears the risk that its direct counterparty will default. In addition, over-the-counter derivatives may be less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

      Derivatives generally involve leverage in the sense that the investment exposure created by the derivative is significantly greater than the Fund's initial investment in the derivative. As discussed above under "--Asset Coverage Requirements," the Fund may be required to segregate permissible liquid assets, or engage in other permitted measures, to "cover" the Fund's obligations relating to its transactions in derivatives. For example, in the case of futures contracts or forward contracts that are not contractually required to cash settle, the Fund must set aside liquid assets equal to such contracts' full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open. With respect to futures contracts or forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily mark-to-market net obligation (i.e., the Fund's daily net liability) under the contracts, if any, rather than such contracts' full notional value. By setting aside assets equal to only its net obligations under cash-settled futures and forward contracts, the Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

      Derivatives also may involve other types of leverage. For example, an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index. This leverage will increase the volatility of these derivatives since they may increase or decrease in value more quickly than the underlying instruments.

      The particular derivative instruments the Fund can use are described below. The Fund's portfolio managers may decide not to employ some or all of these instruments, and there is no assurance that any derivatives strategy used by the Fund will succeed. The Fund may employ new derivative instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

      FUTURES AND OPTIONS ON FUTURES

      The Fund may engage in futures transactions as a principal investment strategy. The Fund may buy and sell futures contracts that relate to: (1) interest rates, (2) bond indices, (3) commodities indices, (4) foreign currencies, and (5) stock indices. The Fund also may buy and write options on the futures contracts in which it may invest ("futures options") and may write straddles, which consist of a call and a put option on the same futures contract. The Fund will only write options and straddles which are "covered." This means that, when writing a call option, the Fund must either segregate liquid assets with a value equal to the fluctuating market value of the optioned futures contract, or the Fund must own an option to purchase the same futures contract having an exercise price that is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated liquid assets. When writing a put option, the Fund must segregate liquid assets in an amount not less than the exercise price, or own a put option on the same futures contract where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated liquid assets. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options in a straddle where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money." The Fund may only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system.

      A futures contract is an agreement between two parties to buy and sell a security, index, interest rate, currency or commodity (each a "financial instrument") for a set price on a future date. Certain futures contracts call for making or taking delivery of the underlying financial instrument. However, these contracts generally are closed out before delivery by entering into an offsetting purchase or sale of a matching futures contract (same exchange, underlying financial instrument, and delivery month). Other futures contracts, such as futures contracts on interest rates and indices, do not call for making or taking delivery of the underlying financial instrument, but rather are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the financial instrument at the close of the last trading day of the contract and the price at which the contract was originally written. These contracts also may be settled by entering into an offsetting futures contract.

      Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the futures broker, known as a futures commission merchant ("FCM"), an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, FCMs may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account generally is not income producing. However, coupon-bearing securities, such as Treasury securities, held in margin accounts generally will earn income. Subsequent payments to and from the FCM, called variation margin, will be made on a daily basis as the price of the underlying financial instrument fluctuates, making the futures contract more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the Fund as unrealized gains or losses. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position that will operate to terminate its position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a gain or loss. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to the return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund. Futures transactions also involve brokerage costs and the Fund may have to segregate additional liquid assets in accordance with applicable SEC requirements. See "--Asset Coverage Requirements" above.

      A futures option gives the purchaser of such option the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer is assigned the opposite short position. Upon the exercise of a put option, the opposite is true. Futures options possess many of the same characteristics as options on currencies and indices (discussed below under "--Options Transactions").

      Limitations on the Use of Futures and Futures Options. The Commodities Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities including registered investment companies. Consequently, registered investment companies may engage in unlimited futures transactions and options thereon provided they have claimed an exclusion from regulation as a commodity pool operator. FAIF, on behalf of each of its series, has claimed such an exclusion. Thus, the Fund may use futures contracts and options thereon to the extent consistent with its investment objective. The requirements for qualification as a regulated investment company may limit the extent to which the Fund may enter into futures transactions. See "Taxation."

      Risks Associated with Futures and Futures Options. There are risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in a loss in excess of the amount invested in the futures contract.

      If futures are used for hedging purposes, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the underlying investment positions that are being hedged. This could result from differences between the investment positions being hedged and the financial instruments underlying the standard contracts available for trading (e.g., differences in interest rate levels, maturities and the creditworthiness of issuers). In addition, price movements of futures contracts may not correlate perfectly with price movements of the financial instruments underlying the futures contracts due to certain market distortions.

      Successful use of futures by the Fund also is subject to the Advisor's ability to predict correctly movements in the direction of the relevant market. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of investment positions held in its portfolio and the prices of such positions increase instead, the Fund will lose part or all of the benefit of the increased value of the positions which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to liquidate portfolio positions to meet daily variation margin requirements. The Fund may have to liquidate such positions at a time when it may be disadvantageous to do so.

      There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

      Additional Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

      Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

      Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at the time of delivery. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

      Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund's investments to greater volatility than investments in traditional securities.

      FORWARD CURRENCY CONTRACTS AND OTHER FOREIGN CURRENCY TRANSACTIONS

      The Fund may enter into forward currency contracts as a principal investment strategy. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward currency contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange. Because forward contracts are not traded on an exchange, the Fund is subject to the credit and performance risk of the counterparties to such contracts.

      The following summarizes the principal currency management strategies involving forward contracts that may be used the Fund. The Fund also may use currency futures contracts and option thereon (see "--Futures and Options on Futures" above), put and call options on foreign currencies (see "--Options Transactions" below) and currency swaps (see "--Swap Transactions" below) for the same purposes.

      Position Hedges. The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is known as a "position hedge." When the Fund believes that a foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio exposures to that foreign currency. When the Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of that foreign currency will fall whenever there is a decline in the U.S. dollar value of the currency to which the Fund has exposure. This is referred to as a "cross hedge."

      Shifting Currency Exposure. The Fund may also enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency.

      Risks Associated with Forward Currency Transactions. The Advisor's decision whether to enter into foreign currency transactions will depend in part on its view regarding the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a currency management strategy, if undertaken, would be successful. To the extent that the Advisor's view regarding future exchange rates proves to have been incorrect, the Fund may realize losses on its foreign currency transactions. Even if a foreign currency hedge is effective in protecting the Fund from losses resulting from unfavorable changes in exchange rates between the U.S. dollar and foreign currencies, it also would limit the gains which might be realized by the Fund from favorable changes in exchange rates.

      OPTIONS TRANSACTIONS

      The Fund may purchase and write put and call options on interest rates, stock indices, bond indices, commodity indices, and/or foreign currencies. Options on futures contracts are discussed above under "-- Futures and Options on Futures."

      Options on Interest Rates and Indices. As principal investment strategies, the Fund may purchase put and call options on interest rates and on stock, bond and commodity indices. An option on interest rates or on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the underlying interest rate or index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the exercise-settlement value of the interest rate option or the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, for the premium received, to make delivery of this amount. Settlements for interest rate and index options are always in cash.

      Options on Currencies. The Fund may purchase put and call options on foreign currencies as a principal investment strategy. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

      A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect the Fund against an adverse movement in the value of a foreign currency, it would limit the gain which might result from a favorable movement in the value of the currency. For example, if the Fund had exposure to an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund's gain would be offset in part by the premium paid for the option.

      Writing Options. The Fund may write (sell) covered put and call options as a principal investment strategy. These transactions would be undertaken principally to produce additional income. The Fund receives a premium from writing options which it retains whether or not the option is exercised. The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying instrument.

      The Fund will write options only if they are "covered." In the case of a call option on an index or currency, the option is covered if the Fund segregates liquid assets in an amount equal to the contract value of the index or currency. A call option is also covered if the Fund holds a call on the same index or currency as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated liquid assets. A put option on a currency or index is "covered" if the Fund segregates liquid assets equal to the exercise price. A put option is also covered if the Fund holds a put on the same currency or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated liquid assets. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options in a straddle where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

      Expiration or Exercise of Options. If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying currency or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

      The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security, currency or index in relation to the exercise price of the option, the volatility of the underlying security, currency or index, and the time remaining until the expiration date.

      Risks Associated with Options Transactions. There are several risks associated with options transactions. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      When a fund purchases a put or call option, it risks a total loss of the premium paid for the option, plus any transaction costs, if the option expires out of the money. Also, there can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. There is also a risk that, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased.

      With respect to options written by the Fund, during the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying financial instrument above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying financial instrument decline. The writer of an option has no control over the time when it may be required to fulfill it obligations as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option.

      SWAP TRANSACTIONS

      The Fund may enter into total return, interest rate, currency and credit default swap agreements and interest rate caps, floors and collars as a principal investment strategy. The Fund may also enter into options on the foregoing types of swap agreements ("swap options").

      The Fund may enter into swap transactions for any purpose consistent with its investment objectives and strategies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to reduce risk arising from the ownership of a particular r instrument, or to gain exposure to certain sectors or markets in the most economical way possible.

      Swap agreements are two party contracts entered into primarily by institutional investors for a specified period of time. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined asset, reference rate or index. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a basket of securities representing a particular index. The notional amount of the swap agreement generally is only used as a basis upon which to calculate the obligations that the parties to the swap agreement have agreed to exchange. The Fund's current obligations under a net swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by assets determined to be liquid by the Advisor. See "--Asset Coverage Requirements" above.

      Interest Rate Swaps, Caps, Collars and Floors. Interest rate swaps are bilateral contracts in which each party agrees to make periodic payments to the other party based on different referenced interest rates (e.g., a fixed rate and a floating rate) applied to a specified notional amount. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Interest rate collars involve selling a cap and purchasing a floor or vice versa to protect the Fund against interest rate movements exceeding given minimum or maximum levels.

      Currency Swaps. A currency swap is an agreement between two parties to exchange equivalent fixed amounts in two different currencies for a fixed period of time. The exchange of currencies at the inception date of the contract takes place at the current spot rate. Such an agreement may provide that, for the duration of the swap, each party pays interest to the other on the received amount at an agreed upon fixed or floating interest rate. When the contract ends, the parties re-exchange the currencies at the initial exchange rate, a specified rate, or the then current spot rate. Some currency swaps may not provide for exchanging currencies, but only for exchanging interest cash flows.

      Total Return Swaps. In a total return swap, one party agrees to pay the other the "total return" of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. The Fund might enter into a total return swap involving an underlying index or basket of securities to create exposure to a potentially widely-diversified range of securities in a single trade. An index total return swap can be used by the portfolio managers to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.

      Credit Default Swaps. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swap agreements either as a buyer or a seller. The Fund may buy protection to attempt to mitigate the risk of default or credit quality deterioration in a segment of the fixed income securities market to which it has exposure, or to take a "short" position in individual bonds or market segments which it does not own. The Fund may sell protection in an attempt to gain exposure to the credit quality characteristics of particular bonds or market segments without investing directly in those bonds or market segments.

      As the buyer of protection in a credit default swap, the Fund will pay a premium (by means of an upfront payment or a periodic stream of payments over the term of the agreement) in return for the right to deliver a referenced bond or group of bonds to the protection seller and receive the full notional or par value (or other agreed upon value) upon a default (or similar event) by the issuer(s) of the underlying referenced obligation(s). If no default occurs, the protection seller would keep the stream of payments and would have no further obligation to the Fund. Thus, the cost to the Fund would be the premium paid with respect to the agreement. If a credit event occurs, however, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. The Fund bears the risk that the protection seller may fail to satisfy its payment obligations.

      If the Fund is a seller of protection in a credit default swap and no credit event occurs, the Fund would generally receive an up-front payment or a periodic stream of payments over the term of the swap. If a credit event occurs, however, generally the Fund would have to pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As the protection seller, the Fund effectively adds economic leverage to its portfolio because, in addition to being subject to investment exposure on its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. Thus, the Fund bears the same risk as it would by buying the reference obligations directly, plus the additional risks related to obtaining investment exposure through a derivative instrument discussed below under "--Risks Associated with Swap Transactions."

      Swap Options. A swap option is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. A cash-settled option on a swap gives the purchaser the right, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. The Fund may write (sell) and purchase put and call swap options. Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when it writes a swap option than when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

      Risks Associated with Swap Transactions. The use of swap transactions is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Advisor is incorrect in its forecasts of default risks, market spreads or other applicable factors the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to being subject to investment exposure on its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The Fund may only close out a swap, cap, floor, collar or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. In addition, the price at which the Fund may close out such a two party contract may not correlate with the price change in the underlying reference asset. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. It also is possible that developments in the derivatives market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap or other agreements or to realize amounts to be received under such agreements.

EQUITY SECURITIES

      The Fund may invest in instruments that give it exposure to U.S. and foreign equity securities - including common stock - as a principal investment strategy. Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, the types of stocks in which a particular fund invests may underperform the market or not perform as anticipated.

EXCHANGE-TRADED FUNDS

      The Fund may invest in ETFs as a principal investment strategy. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. The Fund could purchase an ETF to gain exposure to all or a portion of the U.S. market, a foreign market, a region, a commodity, a currency, or to any other index that an ETF tracks. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF's shares may fluctuate. In addition, because they, unlike traditional mutual funds, are traded on an exchange, ETFs are subject to the following risks: (i) the performance of the ETF may not replicate the performance of the underlying index that it is designed to track; (ii) the market price of the ETF's shares may trade at a premium or discount to the ETF's net asset value; (iii) an active trading market for an ETF may not develop or be maintained; and (iv) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected.

      An investment company's investments in other investment companies are typically subject to statutory limitations prescribed by the 1940 Act. Many ETFs, however, have obtained exemptive relief from the SEC to permit unaffiliated funds (such as the Fund) to invest in their shares beyond these statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. The Fund may rely on these exemptive orders in investing in ETFs.

FOREIGN SECURITIES

      General. The Fund may invest in instruments that provide exposure to foreign securities as a principal investment strategy. Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by U.S. corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the U.S.

      In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

      Emerging Markets. The Fund may invest in instruments that give it exposure to securities issued by the governmental and corporate issuers that are located in emerging market countries. Investments in securities of issuers in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
(iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the limited development and recent emergence, in certain countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in such countries.

      Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain (particularly Eastern European) countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of such countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in many developing countries.

      Certain countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

      Authoritarian governments in certain countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

MONEY MARKET FUNDS

      The Fund may invest, to the extent permitted by the 1940 Act, in securities issued by money market funds as a principal investment strategy. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by their shareholders. The money market funds in which the Fund may invest include money market funds advised by the Advisor.

                             INVESTMENT RESTRICTIONS

      In addition to the investment objectives and policies set forth in the Prospectus and under the caption "Additional Information Concerning Fund Investments" above, the Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 8 below are fundamental and cannot be changed with respect to the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

      The Fund will not:

      1. Concentrate its investments in a particular industry. For purposes of this limitation, the U.S. Government, and state or municipal governments and their political subdivisions are not considered members of any industry. The Fund may concentrate its investments in other investment companies without violating this limitation. Moreover, investing in one or more other investment companies that in turn concentrate their investments in one or more particular industries shall not violate this limitation. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

      2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

      3. With respect to 75% of its total assets, purchase securities of an issuer (other than (i) securities issued by other investment companies, (ii) securities issued by the U.S. Government, its agencies, instrumentalities or authorities, or (iii) repurchase agreements fully collateralized by U.S. Government securities) if
            (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

      4.    Invest in companies for the purpose of control or management.

      5. Purchase physical commodities or contracts relating to physical commodities. This restriction shall not prohibit the Fund from investing in investment companies that provide exposure to commodities, options on commodity indices, commodity futures contracts and options thereon, commodity-related swap agreements, and other commodity-related derivative instruments.

      6. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

      7. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

      8. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

      For purposes of applying the limitation set forth in number 1 above, according to the current interpretation by the SEC, the Fund would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry. The Fund will generally use industry classifications provided by the Global Industry Classification System to determine its compliance with this limitation.

      For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%.

      For purposes of applying the limitation set forth in number 8 above, there are no limitations with respect to unsecured loans made by the Fund to an unaffiliated party.

      The following restrictions are non-fundamental and may be changed by the Fund's Board of Directors without a shareholder vote:

      The Fund will not:

      1. Invest more than 15% of its net assets in all forms of illiquid investments.

      2. Borrow money in an amount exceeding 10% of the borrowing Fund's total assets. The Fund will not borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. The Fund will not make additional investments while its borrowings exceed 5% of total assets.

      3.    Make short sales of securities.

      4. Lend portfolio securities representing in excess of one-third of the value of its total assets.

      5. Pledge any assets, except in connection with any permitted borrowing and then in amounts not in excess of one-third of the Fund's total assets, provided that for the purposes of this restriction, margin deposits, security interests, liens and collateral arrangements with respect to options, futures contracts, options on futures contracts, and other permitted investments and techniques are not deemed to be a pledge of assets for purposes of this limitation.

      With respect to the non-fundamental restriction set forth in number 1 above, the Fund will monitor portfolio liquidity on an ongoing basis and, in the event more than 15% of the Fund's net assets are invested in illiquid investments, the Fund will reduce its holdings of illiquid securities in an orderly fashion in order to maintain adequate liquidity.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

PUBLIC DISCLOSURE

      Each Fund in the First American Fund Family is required by the SEC to file its portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with each Fund's annual and semi-annual reports on form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. These filings are generally available within sixty days of the end of the relevant Fund's fiscal quarter. In addition, the First American Fund Family makes portfolio holdings information publicly available for all First American Funds other than Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund (the "Index Funds," series of FAIF), the series of FAF (the "Money Market Funds"), which are money market funds, and the series of the Mount Vernon Trust by posting the information on the First American Funds website on a quarterly basis. The Funds will attempt to post such information within ten business days of the quarter end. Until such time as it is posted, it will be Undisclosed Holdings Information, as defined below, and subject to the Funds' procedures regarding the disclosure of Undisclosed Holdings Information.

NONPUBLIC DISCLOSURE

      The Funds' board of directors has adopted policies and procedures (the "Disclosure Policies"), which prohibit the release of information concerning portfolio holdings, or information derived therefrom ("Undisclosed Holdings Information"), that has not been made public through SEC filings or the website. Different exceptions to this prohibition are made depending on the type of third party that receives the Undisclosed Holdings Information. The

Disclosure Policies are designed to prevent the use of portfolio holdings information to trade against the Funds, or otherwise use the information in a way that would harm the Funds, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

      Disclosure within FAF Advisors and Its Affiliates and to Fund Directors. Undisclosed Holdings Information and information derived therefrom is provided, or otherwise made available, on a daily basis (a) without prior approval, to individuals who are employed by FAF Advisors and who have a need to know the information, such as investment, compliance and treasury personnel, and (b) to individuals employed by affiliates of FAF Advisors who are not otherwise entitled to receive such information under "Disclosure to Fund Service Providers and Prospective Service Providers," below, if (1) such individuals are subject to FAF Advisors Code of Ethics, or that of an affiliate, which includes a duty not to trade on such information; (2) the fund to which such information relates is subject to FAF Advisors' market timing review; and (3) FAF Advisors' Internal Compliance Controls Committee has determined that improper use of such information by such individuals is not likely to affect the funds in any material respect based on factors such as the types of funds to which the Undisclosed Holdings Information relate, the flows of investment into such funds, and reports of portfolio managers regarding the stability of assets in such funds.

      Undisclosed Holdings Information and information derived therefrom also may be provided to directors of the First American Funds and their service providers, such as counsel, as part of the materials for regular or special board of directors meetings without prior approval.

      Disclosure to Fund Service Providers and Prospective Service Providers. Undisclosed Holdings Information and information derived therefrom is provided, or otherwise made available, on a daily basis to the Advisor (as described above), sub-advisors, custodians, administrator, transfer agent, securities lending agent, and outside accountant. Undisclosed Holdings Information may also be provided, as necessary, to outside counsel, proxy voting organizations, financial printers, pricing services and other organizations that provide or propose to provide services to the First American Funds. Prior to receiving Undisclosed Holdings Information, a service provider must enter into a written agreement with the Funds to maintain the information in confidence, to use the information only for the purpose for which it is provided, and not to trade on the basis of any such information that is material nonpublic information. Notwithstanding the foregoing, any sub-advisor to a First American Fund may disclose Undisclosed Holdings Information and information derived therefrom to any third party which it employs to perform accounting, administrative, reporting or ancillary services required to enable such sub-advisor to perform its functions under its sub-advisory agreement relating to such First American Fund, provided that (a) the third party is subject to a confidentiality agreement that specifically prevents the misuse of such information, and (b) the sub-advisor agrees in substance (i) to act in good faith and with due diligence in the selection, use and monitoring of such third parties, and (ii) to be solely responsible for any loss caused by, or mistake, gross negligence or misconduct of, such third party.

      Disclosure to Fund Ranking and Ratings Organizations. Undisclosed Holdings Information and information derived therefrom may be provided to organizations that provide mutual fund rankings and ratings, such as Morningstar, Lipper, Moody's, and Standard & Poor's, and to entities that provide investment coverage and/or analytical information regarding a Fund's portfolio, provided that the recipient has entered into a written agreement with the Fund to maintain the information in confidence, to use the information only for the purpose for which it is provided, and not to trade on the basis of any such information that is material nonpublic information.

      Disclosure to Investors, Prospective Investors, and Investor Consultants. The Disclosure Policies provide that Undisclosed Holdings Information and information derived therefrom may be provided to investors, prospective investors, or investor consultants with the prior approval of the Funds' Chief Compliance Officer in the specific instance. The Chief Compliance Officer will only approve such disclosure after concluding that it is in the best interests of the Fund in question and its shareholders and if the recipient has agreed in writing to maintain the information in confidence and not to trade on the basis of any such information that is material nonpublic information. In considering a request for such approval, the Chief Compliance Officer also shall identify and consider any conflict of interest between the Fund and its shareholders, on the one hand, and the Advisor and its affiliates, on the other, which is presented by the request. If the Chief Compliance Officer determines that there is a conflict of interest between the Fund and its shareholders on the one hand and the Advisor and its affiliates, on the other, he or she will approve such disclosure only if he or she determines that such conflict is materially mitigated by the execution of a confidentiality agreement and that, despite such conflict of interest, disclosure is in the best interests of the relevant Fund and its shareholders. The Funds' Chief Compliance Officer is responsible for the creation of a written record that states the basis for the conclusion that the disclosure is in the best interests of the relevant Fund and its shareholders.

      Disclosure as Required by Applicable Law. Undisclosed Holdings Information and information derived therefrom may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

      Disclosure of Limited Holdings. Portfolio managers, analysts and other personnel of the Advisor and any sub-advisor may discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their representatives. In no case will a material number of portfolio holdings be provided that have not yet been posted on the First American Funds website or filed with the SEC unless the recipient has entered into a written agreement with the Funds to maintain the confidentiality of such information and not to trade on the basis of any such information that is material nonpublic information. In addition, brokers and dealers may be provided with individual portfolio holdings in order to obtain bids or bid and asked prices (if securities held by a Fund are not priced by the Fund's regular pricing services) or in connection with portfolio transactions.

      No Compensation or Consideration. Neither the Funds, nor the Advisor or any sub-advisor or any affiliate of either, including the Chief Compliance Officer or his or her designee, will solicit or accept any compensation or other consideration in connection with the disclosure of Undisclosed Holdings Information or information derived therefrom.

      Chief Compliance Officer Reports to Fund Board. The Funds' Chief Compliance Officer must provide a quarterly report to the Funds' board of directors addressing exceptions to these policies and procedures during the preceding quarter, if any.

      Detective and Corrective Action. Any unauthorized release of Undisclosed Holdings Information which comes to the attention of an employee of the Advisor shall be reported to the Chief Compliance Officer. The Chief Compliance Officer shall recommend an appropriate sanction to be imposed by the individual's supervisor if the individual releasing such information is an employee of the Advisor or other appropriate action if the individual is not an employee of the Advisor.

      Designee of Chief Compliance Officer. In the event of the absence or unavailability of the Chief Compliance Officer, all of the obligations of the Chief Compliance Officer may be performed by his or her designee.

                        DIRECTORS AND EXECUTIVE OFFICERS

      The directors and executive officers of FAIF are listed below, together with their business addresses and their principal occupations during the past five years. The Board of Directors is generally responsible for the overall operation and management of FAIF. The Board of Directors consists entirely of directors who are not "interested persons" of FAIF, as that term is defined in the 1940 Act ("Independent Directors").

INDEPENDENT DIRECTORS

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN         OTHER
NAME,                   POSITION(S)      TERM OF OFFICE                                            FUND         DIRECTORSHIPS
ADDRESS, AND               HELD          AND LENGTH OF       PRINCIPAL OCCUPATION(S) DURING  COMPLEX OVERSEEN      HELD BY
YEAR OF BIRTH            WITH FUND        TIME SERVED                 PAST 5 YEARS             BY DIRECTOR        DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------
Benjamin R. Field III,  Director    Term expiring earlier    Retired.                       First American      None
P.O. Box 1329,                      of death, resignation,                                  Funds Complex:
Minneapolis, MN                     removal,                                                twelve registered
55440-1329                          disqualification, or                                    investment
(1938)                              successor duly elected                                  companies,
                                    and qualified.                                          including 59
                                    Director of FAIF since                                  portfolios
                                    September 2003.

Roger A. Gibson,        Director    Term expiring earlier    Director, Charterhouse         First American      None
P.O. Box 1329,                      of death, resignation,   Group, Inc., a private         Funds Complex:
Minneapolis, MN                     removal,                 equity firm, since October     twelve registered
55440-1329                          disqualification, or     2005; Advisor/Consultant,      investment
(1946)                              successor duly elected   Future Freight(TM), a          companies,
                                    and qualified.           logistics/supply chain         including 59
                                    Director of FAIF since   company; Trustee, National     portfolios
                                    October 1997.            Jewish Health; Board
                                                             Member/Co-Founder, Shades of
                                                             Blue, an aviation-related
                                                             youth development
                                                             organization; Vice President
                                                             and Chief Operating Officer,
                                                             Cargo - United Airlines,
                                                             from July 2001 until
                                                             retirement in November 2005.

Victoria J. Herget,     Director    Term expiring earlier    Investment consultant and      First American      None
P.O. Box 1329,                      of death, resignation,   non-profit board member;       Funds Complex:
Minneapolis, MN                     removal,                 Board Chair, United            twelve registered
55440-1329                          disqualification, or     Educators Insurance Company.   investment
(1951)                              successor duly elected                                  companies,
                                    and qualified.                                          including 59
                                    Director of FAIF since                                  portfolios
                                    September 2003.

John P. Kayser          Director    Term expiring earlier    Retired; Principal from 1983   First American      None
P.O. Box 1329,                      of death, resignation,   to 2004, William Blair &       Funds Complex:
Minneapolis, MN                     removal,                 Company, LLC, a                twelve registered
55440-1329                          disqualification, or     Chicago-based investment       investment
(1949)                              successor duly elected   firm.                          companies,
                                    and qualified.                                          including 59
                                    Director of FAIF since                                  portfolios
                                    October 2006.

Leonard W. Kedrowski,   Director    Term expiring earlier    Owner and President,           First American      None
P.O. Box 1329,                      of death, resignation,   Executive and Management       Funds Complex:
Minneapolis, MN                     removal,                 Consulting, Inc., a            twelve registered
55440-1329                          disqualification, or     management consulting firm;    investment
(1941)                              successor duly elected   Board member, GC McGuiggan     companies,
                                    and qualified.           Corporation (dba Smyth         including 59
                                    Director of FAIF since   Companies), a label printer;   portfolios
                                    November 1993.           member, investment advisory
                                                             committee, Sisters of the
                                                             Good Shepherd.

Richard K. Riederer,    Director    Term expiring earlier    Owner and Chief Executive      First American      Cliffs
P.O. Box 1329,                      of death, resignation,   Officer, RKR Consultants,      Funds Complex:      Natural
Minneapolis, MN                     removal,                 Inc., a  consulting company    twelve registered   Resources,
55440-1329                          disqualification, or     providing advice on business   investment          Inc. (a
(1944)                              successor duly elected   strategy, mergers, and         companies,          producer of
                                    and qualified.           acquisitions, and non-profit   including 59        iron ore
                                    Director of FAIF since   board member since 2005.       portfolios          pellets and
                                    August 2001.                                                                coal)

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN         OTHER
NAME,                   POSITION(S)      TERM OF OFFICE                                            FUND         DIRECTORSHIPS
ADDRESS, AND                HELD         AND LENGTH OF       PRINCIPAL OCCUPATION(S) DURING  COMPLEX OVERSEEN      HELD BY
YEAR OF BIRTH            WITH FUND        TIME SERVED                 PAST 5 YEARS             BY DIRECTOR        DIRECTOR(*)
------------------------------------------------------------------------------------------------------------------------------
Joseph D. Strauss,      Director    Term expiring earlier    Attorney At Law, Owner and     First American      None
P.O. Box 1329,                      of death, resignation,   President, Strauss             Funds Complex:
Minneapolis, MN                     removal,                 Management Company, a          twelve registered
55440-1329                          disqualification, or     Minnesota holding company      investment
(1940)                              successor duly elected   for various organizational     companies,
                                    and qualified.           management business            including 59
                                    Director of FAIF since   ventures; Owner, Chairman      portfolios
                                    April 1991.              and Chief Executive Officer,
                                                             Community Resource
                                                             Partnerships, Inc., a
                                                             corporation engaged in
                                                             strategic planning,
                                                             operations management,
                                                             government relations,
                                                             transportation planning
                                                             and public relations
                                                             organization; Owner,
                                                             Chairman and Chief
                                                             Executive Officer,
                                                             Excensus(TM) LLC, a
                                                             strategic demographic
                                                             planning and application
                                                             development firm.

Virginia L. Stringer,   Chair;      Chair term three         Governance consultant and      First American      None
P.O. Box 1329,          Director    years. Director term     non-profit board member;       Funds Complex:
Minneapolis, MN                     expiring earlier of      former Owner and President,    twelve registered
55440-1329                          death, resignation,      Strategic Management           investment
(1944)                              removal,                 Resources, Inc.,  a            companies,
                                    disqualification, or     management consulting firm;    including 59
                                    successor duly elected   Chair, Saint Paul Riverfront   portfolios
                                    and qualified. Chair     Corporation, since 2005.
                                    of FAIF's Board since
                                    September 1997; Director
                                    of FAIF since September
                                    1987.

James M. Wade,          Director    Term expiring earlier    Owner and President, Jim       First American      None
P.O. Box 1329,                      of death, resignation,   Wade Homes, a homebuilding     Funds Complex:
Minneapolis, MN                     removal,                 company.                       twelve registered
55440-1329                          disqualification, or                                    investment
(1943)                              successor duly elected                                  companies,
                                    and qualified.                                          including 59
                                    Director of FAIF since                                  portfolios
                                    August 2001.

---------
* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

EXECUTIVE OFFICERS

                                             TERM OF OFFICE
NAME, ADDRESS, AND       POSITION(S) HELD     AND LENGTH OF
YEAR OF BIRTH                WITH FUND         TIME SERVED           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Thomas S. Schreier, Jr., President         Re-elected by the    Chief Executive Officer of FAF Advisors, Inc; Chief
FAF Advisors, Inc.,                        Board annually;      Investment Officer of FAF Advisors, Inc. since
800 Nicollet Mall,                         President of FAIF    September 2007.
Minneapolis, MN 55402                      since February 2001
(1962) *

Jeffery M. Wilson,       Vice President-   Re-elected by the    Senior Vice President, FAF Advisors, Inc.
FAF Advisors, Inc.       Administration    Board annually;
800 Nicollet Mall,                         Vice President -
Minneapolis, MN 55402                      Administration of
(1956) *                                   FAIF since March
                                           2000

Charles D.               Treasurer         Re-elected by the    Mutual Funds Treasurer, FAF Advisors, Inc., since
Gariboldi, Jr.                             Board annually;      October 2004; prior thereto, Vice President -
FAF Advisors, Inc.                         Treasurer of FAIF    Investment Accounting and Fund Treasurer, Thrivent
800 Nicollet Mall,                         Since December 2004  Financial for Lutherans.
Minneapolis, MN 55402
(1959) *

                                             TERM OF OFFICE
NAME, ADDRESS, AND       POSITION(S) HELD     AND LENGTH OF
YEAR OF BIRTH               WITH FUND          TIME SERVED           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Jill M. Stevenson,       Assistant         Re-elected by the    Mutual Funds Assistant Treasurer, FAF Advisors, Inc.
FAF Advisors, Inc.       Treasurer         Board annually;      since September 2005; prior thereto, Director and
800 Nicollet Mall,                         Assistant            Senior Project Manager, FAF Advisors, Inc.
Minneapolis, MN 55402                      Treasurer of FAIF
(1965)*                                    since September
                                           2005

David H. Lui,            Chief Compliance  Re-elected by the    Chief Compliance Officer, FAF Advisors, Inc. since
FAF Advisors, Inc.       Officer           Board annually;      March 2005; prior thereto, Chief Compliance Officer,
800 Nicollet Mall,                         Chief Compliance     Franklin Advisors, Inc. and Chief Compliance Counsel,
Minneapolis, MN 55402                      Officer of FAIF      Franklin Templeton Investments.
(1960) *                                   since
                                           March 2005

Jason K. Mitchell,       Anti-Money        Re-elected by the    Compliance Manager, FAF Advisors, Inc., since June
FAF Advisors, Inc.       Laundering        Board annually;      2006; prior thereto, Compliance Analyst, FAF Advisors,
800 Nicollet Mall        Officer           Anti-Money           Inc., from October 2004 through June 2006.
Minneapolis, MN 55402                      Laundering Officer
(1976) *                                   of FAIF since
                                           December 2008 and
                                           from September
                                           2006 through
                                           August 2008

Kathleen L.              Secretary         Re-elected by the    Deputy General Counsel, FAF Advisors, Inc., since
Prudhomme,                                 Board annually;      November 2004; prior thereto, Partner, Dorsey &
FAF Advisors, Inc.                         Secretary of FAIF    Whitney LLP, a Minneapolis-based law firm
800 Nicollet Mall,                         since December
Minneapolis, MN 55402                      2004; prior
(1953) *                                   thereto, Assistant
                                           Secretary of FAIF
                                           since September
                                           1998

Richard J. Ertel         Assistant         Re-elected by the    Counsel, FAF Advisors, Inc., since May 2006; prior
FAF Advisors, Inc.       Secretary         Board annually;      thereto, Counsel, Ameriprise Financial Services, Inc.
800 Nicollet Mall,                         Assistant            from September 2004 to May 2006.
Minneapolis, MN 55402                      Secretary of FAIF
(1967) *                                   since June 2006
                                           and from June 2003
                                           through August 2004

Michael W. Kremenak,     Assistant         Re-elected by the    Counsel, FAF Advisors, Inc., since January 2009; prior
FAF Advisors, Inc.,      Secretary         Board annually;      thereto, Associate, Skadden, Arps, Slate, Meagher &
800 Nicollet Mall,                         Assistant            Flom LLP, a New York City-based law firm, from
Minneapolis, MN 55402                      Secretary of FAIF    September 2005 to January 2009.
(1978) *                                   since February 2009

James D. Alt,            Assistant         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis-based law
Dorsey & Whitney LLP     Secretary         Board annually;      firm.
50 South Sixth                             Assistant
Street, Suite 1500,                        Secretary of FAIF
Minneapolis, MN 55402                      since December
(1951)                                     2004; Secretary of
                                           FAIF from June 2002
                                           through December
                                           2004; Assistant
                                           Secretary of FAIF
                                           from September 1998
                                           through June 2002

James R. Arnold,         Assistant         Re-elected by the    Senior Vice President, U.S. Bancorp Fund Services,
U.S. Bancorp Fund        Secretary         Board annually;      LLC.
Services, LLC,                             Assistant
615 E. Michigan                            Secretary of FAIF
Street, Milwaukee, WI                      since June 2003
53202 (1957)*

------------
* Messrs. Schreier, Wilson, Gariboldi, Lui, Mitchell, Ertel, and Kremenak, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment advisor and administrator for FAIF. Mr. Arnold is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as transfer agent for FAIF.

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

      There are currently three standing committees of the FAIF Board of
Directors: Audit Committee, Pricing Committee and Governance Committee.

                                                                                                      NUMBER OF FUND
                                                                                                         COMPLEX
                                                                                                        COMMITTEE
                                                                                                      MEETINGS HELD
                                                                                                      DURING FAIF'S
                                                                                                      FISCAL PERIOD
                                  COMMITTEE FUNCTION                         COMMITTEE MEMBERS        ENDED 10/31/09
--------------------------------------------------------------------------------------------------------------------
Audit          The purposes of the Committee are (1) to oversee the         Leonard W. Kedrowski            6
Committee      Funds' accounting and financial reporting policies and             (Chair)
               practices, their internal controls and, as appropriate,     Benjamin R. Field III
               the internal controls of certain service providers; (2)         John P. Kayser
               to oversee the quality of the Funds' financial               Richard K. Riederer
               statements and the independent audit thereof; (3) to         Virginia L. Stringer
               assist Board oversight of the Funds' compliance with             (ex-officio)
               legal and regulatory requirements; and (4) to act as a
               liaison between the Funds' independent auditors and the
               full Board of Directors. The Audit Committee, together
               with the Board of Directors, has the ultimate authority
               and responsibility to select, evaluate and, where
               appropriate, replace the outside auditor (or to
               nominate the outside auditor to be proposed for
               shareholder approval in any proxy statement).

Pricing        The Committee is responsible for valuing portfolio         Roger A. Gibson (Chair)           5
Committee      securities for which market quotations are not readily      Benjamin R. Field III
               available, pursuant to procedures established by the            James M. Wade
               Board of Directors.                                          Virginia L. Stringer
                                                                                (ex-officio)

Governance     The Committee has responsibilities relating to (1)        Joseph D. Strauss (Chair)          2
Committee      Board and Committee composition (including,                    James M. Wade
               interviewing and recommending to the Board nominees for      Victoria J. Herget
               election as directors; reviewing the independence of        Virginia L. Stringer
               all independent directors; reviewing Board composition          (ex-officio)
               to determine the appropriateness of adding individuals
               with different backgrounds or skills; reporting to the
               Board on which current and potential members of the
               Audit Committee qualify as Audit Committee Financial
               Experts; recommending a successor to the Board Chair
               when a vacancy occurs; consulting with the Board Chair
               on Committee assignments; and in anticipation of the
               Board's request for shareholder approval of a slate of
               directors, recommending to the Board the slate of
               directors to be presented for Board and shareholder
               approval); (2) Committee structure (including, at least
               annually, reviewing each Committee's structure and
               membership and reviewing each Committee's charter and
               suggesting changes thereto); (3) director education
               (including developing an annual education calendar;
               monitoring independent director attendance at
               educational seminars and conferences; developing and
               conducting orientation sessions for new independent
               directors; and managing the Board's education program
               in a cost-effective manner); and (4) governance
               practices (including reviewing and making
               recommendations regarding director compensation and
               director expenses; monitoring director investments in
               the Funds; monitoring compliance with director
               retirement policies; reviewing compliance with the
               prohibition from serving on the board of directors of
               mutual funds that are not part of the First American
               Fund Complex; if requested, assisting the Board Chair
               in overseeing self-evaluation process; in collaboration
               with outside counsel, developing policies and
               procedures addressing matters which should come before
               the Committee in the proper exercise of its duties;
               reviewing the Board's adherence to industry "best
               practices;" reviewing and recommending changes in Board
               governance policies, procedures and practices;
               reporting the Committee's activities to the Board and
               making such recommendations; reviewing and, as
               appropriate; recommending that the Board make changes
               to the Committee's charter).

      In addition to the above committees, the Board of Directors also appoints a Fund Review Liaison. The responsibility of the Fund Review Liaison is to lead the Board of Directors, together with the Board Chair, in evaluating

Fund performance, Fund service provider contracts and arrangements for execution of Fund trades. Ms. Herget is the current Fund Review Liaison.

      The Governance Committee will consider shareholder recommendations for director nominees in the event there is a vacancy on the Board of Directors or in connection with any special shareholders meeting which is called for the purpose of electing directors. FAIF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.

      A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Ms. Stringer) or the Chair of the Governance Committee (Mr. Strauss), in either case at First American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a minimum, the recommendation should include:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is "independent" within the meaning of New York Stock Exchange and American Stock Exchange listing standards and is not an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

      The recommendation also can include any additional information which the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing directors.

FUND SHARES OWNED BY THE DIRECTORS

      The information in the table below discloses the dollar ranges of (i) each Director's beneficial ownership in FAIF, and (ii) each Director's aggregate beneficial ownership in all funds within the First American Funds complex, including in each case the value of fund shares elected by Directors in the directors' deferred compensation plan.

                                                                           AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
  NAME OF DIRECTOR          DOLLAR RANGE OF EQUITY SECURITIES IN FAIF          IN THE FIRST AMERICAN FUNDS COMPLEX(*)
---------------------       -----------------------------------------      --------------------------------------------
Benjamin R. Field III                   $10,001-$50,000                                     Over $100,000
Roger A. Gibson                          Over $100,000                                      Over $100,000
Victoria J. Herget                       Over $100,000                                      Over $100,000
John P. Kayser                           Over $100,000                                      Over $100,000
Leonard W. Kedrowski                     Over $100,000                                      Over $100,000
Richard K. Riederer                      Over $100,000                                      Over $100,000
Joseph D. Strauss                        Over $100,000                                      Over $100,000
Virginia L. Stringer                     Over $100,000                                      Over $100,000
James M. Wade                            Over $100,000                                      Over $100,000

----------------------
* The dollar range disclosed is based on the value of the securities as of June 30, 2009.

      As of June 30, 2009, none of the independent Directors or their immediate family members owned, beneficially, or of record, any securities in (i) an investment advisor or principal underwriter of the Funds or (ii) a person (other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds.

COMPENSATION

      The First American Family of Funds, which includes FAIF, FAF, FASF, Mount Vernon Trust, and FACEF, currently pays directors who are not paid employees or affiliates of the Funds an annual retainer of $135,000 ($245,000 in the case of the Chair). The Fund Review Liaison and the Audit Committee Chair each receive an additional annual retainer of $20,000. The other standing Committee Chairs receive an additional annual retainer of $15,000. In addition, directors are paid the following fees for attending Board and committee meetings:

      - $1,000 for attending the first day of an in-person Board of Directors meeting ($1,500 in the case of the Chair);

      - $2,000 for attending the second day of an in-person Board of Directors meeting ($3,000 in the case of the Chair);

      - $1,000 for attending the third day of an in-person Board of Directors meeting ($1,500 in the case of the Chair), assuming the third day ends no later than early afternoon;

      - $500 for in-person attendance at any committee meeting ($750 in the case of the Chair of each committee);

      A Director who participates telephonically in any in-person Board or Committee meeting receives half of the fee that Director would have received for attending, in-person, the Board or Committee meeting. For telephonic Board and Committee meetings, the Chair and each Director and Committee Chair, as applicable, receive a fee equal to half the fee he or she would have received for attending an in-person meeting.

      Directors also receive $3,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, directors are reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on Fund business and to attend mutual fund industry conferences or seminars. The amounts specified above are allocated evenly among the funds in the First American Family of Funds.

      The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on Fund assets and liabilities and will not obligate the Funds to retain any director or pay any particular level of compensation. The Funds do not provide any other pension or retirement benefits to directors.

      Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Assistant Secretary of FAIF, FAF, FASF, and FACEF, is a partner.

      The following table sets forth information concerning aggregate compensation paid to each director of FAIF (i) by FAIF (column 2), and (ii) by FAIF, FAF, FASF, Mount Vernon Trust, and FACEF collectively (column 5) during the fiscal year ended October 31, 2009. No executive officer or affiliated person of FAIF received any compensation from FAIF in excess of $60,000 during such fiscal year or fiscal period.

Compensation During Fiscal Year Ended October 31, 2009

                                                 AGGREGATE                                                      TOTAL COMPENSATION
                                               COMPENSATION       PENSION OR RETIREMENT     ESTIMATED ANNUAL    FROM REGISTRANT AND
                                                   FROM            BENEFITS ACCRUED AS       BENEFITS UPON     FUND COMPLEX PAID TO
NAME OF PERSON, POSITION                       REGISTRANT(1)      PART OF FUND EXPENSES        RETIREMENT           DIRECTORS(2)
--------------------------------------        --------------      ---------------------     ----------------   --------------------
Benjamin R. Field III, Director                  $135,536                  -0-                      -0-               $197,250
Roger A. Gibson, Director                         146,650                  -0-                      -0-                213,375

                                                 AGGREGATE                                                      TOTAL COMPENSATION
                                               COMPENSATION       PENSION OR RETIREMENT     ESTIMATED ANNUAL    FROM REGISTRANT AND
                                                   FROM            BENEFITS ACCRUED AS       BENEFITS UPON     FUND COMPLEX PAID TO
NAME OF PERSON, POSITION                       REGISTRANT(1)      PART OF FUND EXPENSES        RETIREMENT           DIRECTORS(2)
--------------------------------------        --------------      ---------------------     ----------------   --------------------
Victoria J. Herget, Director                      148,815                  -0-                      -0-                216,500
John P. Kayser, Director                          132,959                  -0-                      -0-                193,500
Leonard W. Kedrowski, Director                    152,027                  -0-                      -0-                221,250
Richard K. Riederer, Director                     133,131                  -0-                      -0-                193,750
Joseph D. Strauss, Director                       144,039                  -0-                      -0-                209,625
Virginia L. Stringer, Director & Chair            237,231                  -0-                      -0-                345,250
James M. Wade, Director                           133,646                  -0-                      -0-                194,500

----------------------
(1) Included in the Aggregate Compensation from Registrant are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $29,357; and Victoria J. Herget, $44,681.

(2) Included in the Total Compensation are amounts deferred for the following directors pursuant to the Deferred Compensation Plan: Roger A. Gibson, $42,675; and Victoria J. Herget, $64,950.

                                 CODE OF ETHICS

      First American Investment Funds, Inc., FAF Advisors, Inc., and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics are on public file with, and are available from, the SEC.

                        PROXY VOTING POLICIES AND RECORDS

      FAF Advisors, as investment manager for the First American family of mutual funds, has been delegated the authority by the board of directors of FAIF to vote proxies with respect to the investments held in the Fund. The policies and procedures that the Fund uses to determine how to vote proxies are set forth in Appendix B. Each year the First American family of funds files its proxy voting records with the SEC and makes them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through www.firstamericanfunds.com and/or the SEC's website at www.sec.gov.

               INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUND

INVESTMENT ADVISOR

      FAF Advisors, Inc. (the "Advisor"), 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Fund. The Advisor is a wholly owned subsidiary of U.S. Bank National Association ("U.S. Bank"), 800 Nicollet Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At September 30, 2009, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of more than $265 billion, consolidated deposits of more than $169 billion and shareholders' equity of $25.2 billion.

      Pursuant to an Investment Advisory Agreement dated April 2, 1991 (the "Advisory Agreement"), as amended, the Funds engaged U.S. Bank, through its First American Asset Management division ("FAAM"), to act as investment Advisor for, and to manage the investment of, the series of FAIF then in existence. The Advisory Agreement was assigned to the Advisor on May 2, 2001. Under the terms of the Advisory Agreement, the Fund has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.75% of the Fund's average daily net assets.

      The Advisory Agreement requires the Advisor to arrange, if requested by FAIF, for officers or employees of the Advisor to serve without compensation from the Fund as directors, officers, or employees of FAIF if duly elected to such positions by the shareholders or directors of FAIF. The Advisor has the authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund's investment policies, subject to review by the Board of Directors of FAIF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Fund, including the Fund's distributor, shareholder services agent, custodian, accounting agent, and for periodically reporting to FAIF's Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Fund with the necessary personnel, office facilities, and equipment to service the Fund's investments and to discharge its duties as investment advisor of the Fund.

      In addition to the investment advisory fee, the Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAIF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Fund under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board of Directors or the investment objective and policies of the Fund. The Advisor has agreed to indemnify the Fund with respect to any loss, liability, judgment, cost or penalty that the Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

      From time to time, the Advisor may agree to contractual or voluntary fee waivers (or reimbursements) for the Fund. A contractual fee waiver (or reimbursement) may not be terminated without the approval of the Board of Directors of FAIF prior to the end of the contractual period. A contractual waiver (or reimbursement) may be discontinued by the Advisor at any point thereafter. A voluntary fee waiver (or reimbursement) may be discontinued by the Advisor at any time. Contractual and voluntary fee waivers (or reimbursements) will be set forth in the Fund's Prospectus. The Advisor also may absorb or reimburse expenses of the Fund from time to time, in its discretion, while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering the Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

      In addition to the sales charge payments and the distribution, service and transfer agency fees described in the prospectus and elsewhere in this Statement of Additional Information, the Advisor and/or the Distributor may make additional payments out of its own assets to selected intermediaries that sell shares of First American Funds (such as brokers, dealers, banks, registered investment advisors, retirement plan administrators and other intermediaries; hereinafter, individually, "Intermediary," and collectively, "Intermediaries") under the categories described below for the purposes of promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services.

      The amounts of these payments could be significant and may create an incentive for an Intermediary or its representatives to recommend or offer shares of the Funds or other First American Funds to its customers. The Intermediary may elevate the prominence or profile of the Funds within the Intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Advisor and/or the Distributor preferential or enhanced opportunities to promote the Funds in various ways within the Intermediary's organization.

      These payments are made pursuant to negotiated agreements with Intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount a Fund will receive as proceeds from such sales. Furthermore, these payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectuses and described above because they are not paid by the Funds.

      The categories of payments described below are not mutually exclusive, and a single Intermediary may receive payments under all categories.

Marketing Support Payments and Program Servicing Payments

      The Advisor and/or the Distributor may make payments for marketing support and/or program servicing to selected Intermediaries that are registered as holders or dealers of record for accounts invested in one or more of the First American Funds or that make First American Fund shares available through employee benefit plans or fee-based advisory programs to compensate them for the variety of services they provide.

      Marketing Support Payments. Services for which an Intermediary receives marketing support payments may include business planning assistance, advertising, educating the Intermediary's personnel about the First American Funds and shareholder financial planning needs, placement on the Intermediary's preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the Intermediary. In addition, Intermediaries may be compensated for enabling Fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the Intermediary.

      The Advisor and/or the Distributor compensates Intermediaries differently depending upon, among other factors, the number or value of Fund shares that the Intermediary sells or may sell, the value of the assets invested in the Funds by the Intermediary's customers, redemption rates, ability to attract and retain assets, reputation in the industry and the level and/or type of marketing assistance and educational activities provided by the Intermediary. Such payments are generally asset based but also may include the payment of a lump sum.

      Program Servicing Payments. Services for which an Intermediary receives program servicing payments typically include recordkeeping, reporting, or transaction processing, but may also include services rendered in connection with Fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. An Intermediary may perform program services itself or may arrange with a third party to perform program services.

      Program servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs but may apply to retail sales and assets in certain situations. The payments are based on such factors as the type and nature of services or support furnished by the Intermediary and are generally asset based.

      Marketing Support and Program Servicing Payment Guidelines. In the case of any one Intermediary, marketing support and program servicing payments are not expected, with certain limited exceptions, to exceed, in the aggregate, 0.35% of the average net assets of Fund shares attributable to that Intermediary on an annual basis. Such exceptions include instances in which an Intermediary does not receive distribution fees with respect to a Fund share class which provides a distribution fee, in which case such Intermediary may receive up to 0.50% of the average net assets of that Fund share class attributable to that Intermediary on an annual basis. U.S. Bank, N.A. and its affiliates may be eligible to receive payments that exceed 0.35% of the average net assets of Fund shares attributable to U.S. Bank, N.A. or its affiliates on an annual basis. In addition, in connection with the sale of a business by the Advisor's parent company, U.S. Bank, N.A., to Great-West Life & Annuity Insurance Company ("Great-West"), the Advisor has entered into a services agreement with GWFS Equities, Inc., an affiliate of Great-West, which provides for payments of up to 0.60% of the average net assets of Fund shares attributable to GWFS Equities, Inc. on an annual basis.

Other Payments

      From time to time, the Advisor and/or the Distributor, at its expense, may provide other compensation to Intermediaries that sell or arrange for the sale of shares of the Fund(s), which may be in addition to marketing support and program servicing payments described above. For example, the Advisor and/or the Distributor may: (i) compensate Intermediaries for National Securities Clearing Corporation networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset based or per account basis; (ii) compensate Intermediaries for providing Fund shareholder trading information; (iii) make one-time or periodic payments to reimburse selected Intermediaries for items such as ticket charges (i.e., fees that an Intermediary charges its representatives for effecting transactions in Fund shares) of up to $25 per purchase or exchange order, operational charges (e.g., fees that an Intermediary charges for establishing a Fund on its trading system), and literature printing and/or distribution costs; and (iv) at the direction of a retirement plan's sponsor, reimburse or pay direct expenses of an employee benefit plan that would otherwise be payable by the plan.

      When not provided for in a marketing support or program servicing agreement, the Advisor and/or the Distributor may pay Intermediaries for enabling the Advisor and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other Intermediary employees, client and investor events and other Intermediary -sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. The Advisor and/or the

Distributor makes payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.

      The Advisor and/or the Distributor occasionally sponsors due diligence meetings for registered representatives during which they receive updates on various First American Funds and are afforded the opportunity to speak with portfolio managers. Invitations to these meetings are not conditioned on selling a specific number of shares. Those who have shown an interest in First American Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, all or a portion of registered representatives' expenses in attending these meetings may be covered by the Advisor and/or the Distributor.

      Certain employees of the Advisor and its affiliates may receive cash compensation from the Advisor and/or the Distributor in connection with establishing new client relationships with the First American Funds. Total compensation of employees of the Advisor and/or the Distributor with marketing and/or sales responsibilities is based in part on their generation of new client relationships, including new client relationships with the First American Funds.

      Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their Intermediary for information about any payments it receives from the Advisor and/or the Distributor and the services it provides for those payments.

      Investors may wish to take Intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

Intermediaries Receiving Additional Payments

      The following is a list of Intermediaries receiving one or more of the types of payments discussed above as of September 30, 2009:

401(k) Company, Inc. (The)
ADP Broker-Dealer, Inc.
American Enterprise Investment Services, Inc.
American United Life Insurance Company
Ameriprise Financial Services, Inc.
Ascensus (formerly BISYS Retirement Services, Inc.)
Benefit Plans Administrative Services, Inc.
Charles Schwab & Co., Inc.
Citigroup Global Markets Inc. / Morgan Stanley Smith Barney LLC
Commonwealth Equity Services, LLP, DBA Commonwealth Financial Network
Country Trust Bank
CPI Qualified Plan Consultants, Inc.
D.A. Davidson & Co.
Digital Retirement Solutions, Inc.
Dyatech, LLC
ExpertPlan, Inc.
Fidelity Brokerage Services LLC / National Financial Services LLC / Fidelity
   Investments Institutional Operations Company, Inc.
Fidelity Investments Institutional Operations Company, Inc.
Fintegra, LLC
Genesis Employee Benefits, Inc. DBA America's VEBA Solution
GWFS Equities, Inc.
Hewitt Associates LLC
ICMA Retirement Corporation
ING Institutional Plan Services, LLC / ING Investment Advisors, LLC (formerly
   CitiStreet LLC / CitiStreet Advisors LLC)
ING Life Insurance and Annuity Company / ING Institutional Plan Services LLC Janney Montgomery Scott LLC
J.P. Morgan Retirement Plan Services, LLC
Leggette Actuaries, Inc.
Lincoln Retirement Services Company LLC / AMG Service Corp.

Linsco/Private Ledger Corp.
Marshall & Ilsley Trust Company, N.A.
Massachusetts Mutual Life Insurance Company
Mercer HR Outsourcing LLC
Merrill Lynch, Pierce, Fenner & Smith Inc.
MetLife Securities, Inc.
Mid Atlantic Capital Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated / Morgan Stanley Smith Barney LLC
MSCS Financial Services, LLC
Nationwide Financial Services, Inc.
Newport Retirement Services, Inc.
NYLife Distributors LLC
Pershing LLC
Principal Life Insurance Company
Prudential Insurance Company of America (The)
Prudential Investment Management Services, LLC / Prudential Investments LLC Raymond James & Associates / Raymond James Financial Services, Inc.
RBC Dain Rauscher, Inc.
Reliance Trust Company
Retirement Plan Company, LLC (The)
Robert W. Baird & Co., Inc.
Stifel, Nicolaus & Co., Inc.
SunGard Institutional Brokerage Inc.
Symetra Life Insurance Company
T. Rowe Price Investment Services, Inc. / T. Rowe Price Retirement Plan Services, Inc.
TD Ameritrade, Inc.
TD Ameritrade Trust Company (formerly Fiserv Trust Company / International
 Clearing Trust Company)
TIAA-CREF Individual & Institutional Services, LLC
UBS Financial Services, Inc.
Unified Trust Company, N.A.
U.S. Bancorp Investments, Inc.
U.S. Bank, N.A.
VALIC Retirement Services Company (formerly AIG Retirement Services Company) Vanguard Group, Inc.
Wachovia Bank, N.A.
Wachovia Securities, LLC
Wells Fargo Bank, N.A.
Wilmington Trust Company
Wilmington Trust Retirement and Institutional Services Company (formerly AST
  Capital Trust Company)
Woodbury Financial Services, Inc.

      Any additions, modification or deletions to the list of Intermediaries identified above that have occurred since September 30, 2009 are not reflected.

ADMINISTRATOR

      FAF Advisors, Inc. (the "Administrator") serves as Administrator pursuant to an Administration Agreement between the Administrator and FAIF, dated July 1, 2006. U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, WI 53202, serves as sub-administrator pursuant to a Sub-Administration Agreement between the Administrator and USBFS dated July 1, 2005. USBFS is a subsidiary of U.S. Bancorp. Under the Administration Agreement, the Administrator provides, or compensates others to provide, services to the Fund. These services include various legal, oversight, administrative, and accounting services. The Fund pays the Administrator administration fees, which are calculated daily and paid monthly, equal to the Fund's pro rate share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to USBFS, as sub-administrator, are paid from the administration fee. In addition to these fees, the Fund may reimburse the Administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT

      USBFS serves as the Fund's transfer agent pursuant to a Transfer Agency and Shareholder Servicing Agreement (the "Transfer Agent Agreement") between USBFS and FAIF dated July 1, 2006. The Fund is charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees will be charged to the Fund based on the number of accounts within the Fund. The Fund may also reimburse the USBFS for out-of-pocket expenses incurred in providing transfer agent services.

DISTRIBUTOR

      Quasar Distributors, LLC ("Quasar" or the "Distributor") serves as the distributor for the Fund's shares pursuant to a Distribution Agreement dated July 1, 2005 (the "Distribution Agreement") The Distributor is a wholly owned subsidiary of U.S. Bancorp.

      Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

      Under the Distribution Agreement, the Fund has granted to the Distributor the exclusive right to sell shares of the Fund as agent and on behalf of the Fund. The Distributor pays compensation pursuant to the Distribution Agreement to securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor. U.S. Bancorp Investment Services, Inc. ("USBI"), a broker-dealer affiliated with the Advisor, and U.S. Bank, are Participating Institutions.

      The Distributor receives no compensation for distribution of the Class Y Shares.

      The Distribution Agreement provides that it will continue in effect for a period of more than one year from the date of its execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAIF and by the vote of the majority of those Board members of FAIF who are not interested persons of FAIF and who have no direct or indirect financial interest in the operation of FAIF's Rule 12b-1 Distribution and Service Plan (to which the Fund is not a party) or in any agreement related to such plan.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      Custodian. U.S. Bank, 60 Livingston Avenue, St. Paul, MN 55101, acts as the custodian for the Fund (the "Custodian"). U.S. Bank is a subsidiary of U.S. Bancorp. The Custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund. All of the instruments representing the investments of the Fund and all cash are held by the Custodian. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of FAIF's officers or resolutions of the Board of Directors.

      As compensation for its services as custodian to the Fund, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.005% of the Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing services to the Fund. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FAIF.

      Independent Registered Public Accounting Firm. Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, serves as the Fund's independent registered public accounting firm, providing audit services, including audits of the annual financial statements.

                               PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

      The following table sets forth the number and total assets of the mutual funds and accounts managed by the Fund's portfolio managers as of October 31, 2009.

                                                                                                        AMOUNT SUBJECT
                                                                     NUMBER OF                         TO PERFORMANCE-
PORTFOLIO MANAGER                TYPE OF ACCOUNT MANAGED              ACCOUNTS        ASSETS               BASED FEE
-----------------          ---------------------------------         ---------    --------------       ---------------
David R. Cline             Registered Investment Company                     4    $767.5 million                     0
                           Other Pooled Investment Vehicles                  0                 0                     0
                           Other Accounts                                    0                 0                     0

Walter A. French           Registered Investment Company                     1     $17.3 million                     0
                           Other Pooled Investment Vehicles                  0                 0                     0
                           Other Accounts                                   31    $918.0 million                     0

David A. Friar             Registered Investment Company                     1     $17.3 million                     0
                           Other Pooled Investment Vehicles                  0                 0                     0
                           Other Accounts                                   31    $918.0 million                     0

Keith B. Hembre            Registered Investment Company                     0                 0                     0
                           Other Pooled Investment Vehicles                  0                 0                     0
                           Other Accounts                                    0                 0                     0

      SIMILAR ACCOUNTS. The Fund's portfolio managers often manage multiple accounts. The Advisor has adopted policies and procedures regarding brokerage and trade allocation and allocation of investment opportunities that it believes are reasonably designed to address potential conflicts of interest associated with managing multiple accounts for multiple clients.

COMPENSATION

      Portfolio manager compensation consists primarily of base pay, an annual cash incentive and long term incentive payments.

      Base pay is determined based upon an analysis of the portfolio manager's general performance, experience, and market levels of base pay for such position.

      Portfolio managers are paid an annual cash incentive based upon investment performance, generally over the past one- and three-year periods unless the portfolio manager's tenure is shorter. The maximum potential annual cash incentive is equal to a multiple of base pay, determined based upon the particular portfolio manager's performance and experience, and market levels of base pay for such position.

      For managers of the Fund, the portion of the maximum potential annual cash incentive that is paid out is based upon performance relative to the portfolio's benchmark and performance relative to an appropriate Lipper industry peer group. Generally, the threshold for payment of an annual cash incentive is (i) benchmark performance and (ii) median performance versus the peer group, and the maximum annual cash incentive is attained at (i) a spread over the benchmark which the Advisor believes will, over time, deliver top quartile performance and
(ii) top quartile performance versus the Lipper industry peer group.

      Investment performance is measured on a pre-tax basis, gross of fees for Fund results and for the Lipper industry peer group.

      Long term incentive payments are paid to portfolio managers on an annual basis based upon general performance and expected contributions to the success of the Advisor. Long-term incentive payments are comprised of two components:
(i) performance equity units of the Advisor and (ii) U.S. Bancorp options and restricted stock.

      There are generally no differences between the methods used to determine compensation with respect to the Fund and the Other Accounts shown in the table above.

OWNERSHIP OF FUND SHARES

      The Fund did not commence the public offering of shares until the date of this SAI. No shares were beneficially owned by the portfolio managers as of that date.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

      Decisions with respect to which securities are to be bought or sold, the total amount of securities to be bought or sold, the broker-dealer with or through which the securities transactions are to be effected and the commission rates applicable to the trades are made by the Advisor.

      In selecting a broker-dealer to execute securities transactions, the Advisor considers a variety of factors, including the execution capability, financial responsibility and responsiveness of the broker-dealer in seeking best price and execution. Subject to the satisfaction of its obligation to seek best execution, other factors the Advisor may consider include a broker-dealer's access to initial public offerings and the nature and quality of any brokerage and research products and services the broker-dealer provides. However, the Advisor may cause the Fund to pay a broker-dealer a commission in excess of that which another broker-dealer might have charged for effecting the same transaction (a practice commonly referred to as "paying up"). However, the Advisor may cause the Fund to pay up in recognition of the value of brokerage and research products and services provided to the Advisor by the broker-dealer. The broker-dealer may directly provide such products or services to the Advisor or purchase them form a third party and provide them to the Advisor. In such cases, the Fund is in effect paying for the brokerage and research products and services in so-called "soft-dollars." However, the Advisor will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the Advisor determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research products and services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the managing of its accounts.

      The types of research products and services the Advisor receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, interest rate forecasts, and other services that assist in the investment decision making process. Research products and services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Advisor by, or through, broker-dealers.

      The research products and services the Advisor receives from broker-dealers are supplemental to, and do not necessarily reduce, the Advisor's own normal research activities. As a practical matter, however, it would be impossible for the Advisor to generate all of the information presently provided by broker-dealers. The expenses of the Advisor would be materially increased if they attempted to generate such additional information through their own staff. To the extent that the Advisor could use cash to purchase many of the brokerage and research products and services received for allocating securities transactions to broker-dealers, the Advisor is relieved of expenses that it might otherwise bear when such services are provided by broker-dealers.

      As a general matter, the brokerage and research products and services the Advisor receives from broker-dealers are used to service all of their respective accounts. However, any particular brokerage and research product or service may not be used to service each and every client account, and may not benefit the particular accounts that generated the brokerage commissions. For example, equity commissions may pay for brokerage and research products and services utilized in managing fixed income accounts.

      In some cases, the Advisor may receive brokerage or research products or services that are used for both brokerage or research purposes and other purposes, such as accounting, record keeping, administration or marketing. In such cases, the Advisor will make a good faith effort to decide the relative proportion of the cost of such products or services used for non-brokerage or research purposes and will pay for such portion from its own funds. In such circumstance, the Advisor has a conflict of interest in making such decisions.

      Many of the Fund's portfolio transactions involve payment of a brokerage commission by the Fund. In some cases, transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis, other than certain transactions effected on a so-called riskless principal basis, are made without the payment of brokerage commissions but at net prices which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Fund typically deals with market makers unless it appears that better price and execution are available elsewhere.

      The Fund does not effect any brokerage transactions in its portfolio securities with any broker or dealer affiliated directly or indirectly with the Advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commission payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Fund as the Fund can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.

      When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in a manner considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.

                                  CAPITAL STOCK

      Each share of the Fund's $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Fund have no preemptive or conversion rights.

      Each share of the Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. On issues affecting only a particular Fund, the shares of that Fund will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to the Fund or to approve, disapprove or alter a distribution plan. The Bylaws of FAIF provide that annual shareholders meetings are not required and that meetings of shareholders need only be held with such frequency as required under Minnesota law and the 1940 Act.

      As of the date of this Statement of Additional Information, there were 10 shares of the Fund outstanding, all of which were held by FAF Advisors, Inc. It is expected that U.S. Bank, the parent of the Advisor, will acquire shares of the Fund upon the effective date of the Fund and will own substantially all, or a significant portion, of the Fund's outstanding shares for an indeterminable period thereafter.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

      The public offering price of the shares of the Fund generally equals the Fund's net asset value plus any applicable sales charge. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Fund's Prospectus.

      The net asset value of the Fund's shares is determined on each day during which the New York Stock Exchange (the "NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities held by the Fund are traded on days that the Fund is not open for business, the Fund's net asset value per share may be affected on days when investors may not purchase or redeem shares. This may occur with the Fund as it holds securities which are traded in foreign markets.

                                    TAXATION

      The Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), to qualify as a regulated investment company. If so qualified, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

      Some of the investment practices that may be employed by the Fund will be subject to special provisions that, among other things, may defer the use of certain losses of the Fund, affect the holding period of the securities held by the Fund and, particularly in the case of transactions in or with respect to foreign currencies, affect the character of the gains or losses realized. These provisions may also require the Fund to mark-to-market some of the positions in its portfolio (i.e., treat them as closed out) or to accrue original discount, both of which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities. The Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

      It is expected that any net gain realized from the closing out of futures contracts or options will be considered gain from the sale of securities or currencies and therefore qualifying income for purposes of the requirement that a regulated investment company derive at least 90% of gross income from investment securities.

      As described in the Fund's Prospectus, the Fund may invest in commodity index-linked derivative instruments. On December 16, 2005, the IRS issued Revenue Ruling 2006-01 which held that income derived from commodity index-linked swaps is not qualifying income for purposes of the 90% qualifying income test. The IRS has indicated that it will apply the principles of Revenue Ruling 2006-1 to other commodity index-linked derivative instruments such as options, futures, and forward contracts. Consequently, the Fund must ensure that income derived from commodity index-linked derivative instruments, when combined with any other non-qualified income, does not exceed 10 percent of its gross income for any taxable year.

      With respect to the Fund's investments in U.S. Treasury inflation protected securities and other inflation protected securities that accrue inflation into their principal value, the Fund will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If the Fund purchases such inflation protected securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount. Generally, the original issue discount equals the difference between the "stated redemption price at maturity" of the obligation and its "issue price" as those terms are defined in the Code. The Fund will be required to accrue as ordinary income a portion of such original issue discount even though it receives no cash currently as interest payment corresponding to the income (including accrued original issue discount). In order to be taxed as a regulated investment company, it may be required to distribute an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities.

      Any loss on the sale or exchange of shares of the Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale of exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution.

      For federal tax purposes, if a shareholder exchanges shares of the Fund for shares of any other FAIF Fund pursuant to the exchange privilege (see "Policies and Services -- Purchasing, Redeeming, and Exchanging Shares" in the Prospectus), such exchange will be considered a taxable sale of the shares being exchanged.

      Pursuant to the Code, distributions of net investment income by the Fund to a shareholder who is a foreign shareholder (as defined below) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. The Fund will report annually to its shareholders the amount of any withholding.

      A foreign shareholder is any person who is not (i) a citizen or resident of the United States, (ii) a corporation, partnership or other entity organized in the United States or under the laws of the United States or a political subdivision thereof, (iii) an estate whose income is includible in gross income for U.S. federal income tax purposes or (iv) a trust whose administration is subject to the primary supervision of the U.S. court and which has one or more U.S. fiduciaries who have authority to control all substantial decisions of the trust.

      The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

                  RECEIPT OF ORDERS BY FINANCIAL INTERMEDIARIES

      The Fund has authorized one or more Intermediaries to receive purchase and redemption orders on the Fund's behalf. Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, an Intermediary's authorized designee, receives the order. An order will be priced at the Fund's net asset value next computed after the order is received by an authorized Intermediary or the Intermediary's authorized designee and accepted by the Fund.

                  ADDITIONAL INFORMATION ABOUT REDEEMING SHARES

BY TELEPHONE

      A shareholder may redeem shares of the Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Fund as of the close of regular trading on the New York Stock Exchange (usually by 3:00 p.m. Central time) in order for shares to be redeemed at that day's net asset value unless the financial institution has been authorized to accept redemption requests on behalf of the Fund. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Certain financial institutions are authorized to act as the Fund's agent for the purpose of accepting redemption requests, and the Fund will be deemed to have received a redemption request upon receipt of the request by the financial institution.

      Shareholders who did not purchase their shares of the Fund through a financial institution may redeem their shares by telephoning Investor Services at 800 677-FUND. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. The Fund may limit telephone redemption requests to an aggregate of $50,000 per day across the First American Fund family.

      In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrator nor the Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that they reasonably believe to be genuine. The Administrator and the Fund will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrator examines each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrator subsequently sends confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrator and the Fund may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

      Any shareholder may redeem Fund shares by sending a written request to the Administrator, shareholder servicing agent, financial institution or USBFS. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. Unless another form of payment is requested, a check for redemption proceeds normally is mailed within three days, but in no event more than seven days, after receipt of a proper written redemption request.

      Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

      - a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

      - a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

      - a savings bank or savings and loan association the deposits of which are insured by the Savings Association;

      - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

      The Funds do not accept signatures guaranteed by a notary public.

      The Fund, the Administrator and USBFS have adopted standards for accepting signature from the above institutions. The Fund may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Fund, the Administrator and USBFS reserve the right to amend these standards at any time without notice.

REDEMPTIONS BEFORE PURCHASE INSTRUMENTS CLEAR

      When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Administrator or USBFS is reasonably certain that the purchase payment has cleared, which could take up to fifteen calendar days from the purchase date.

                                   APPENDIX A

                                     RATINGS

      A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Market values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

      When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

RATINGS OF LONG-TERM CORPORATE DEBT OBLIGATIONS

      STANDARD & POOR'S

      AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

      BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      CC: An obligation rated CC is currently highly vulnerable to nonpayment.

      C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

      D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

      MOODY'S

      Aaa: Bonds and preferred stock that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds and preferred stock that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

      A: Bonds and preferred stock that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa: Bonds and preferred stock that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have speculative characteristics as well.

      Ba: Bonds and preferred stock that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes issues in this class.

      B: Bonds and preferred stock that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds and preferred stock that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds and preferred stock that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds and preferred stock that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

      FITCH

      AAA: Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      AA: Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A: Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      BBB: Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investments grade category.

      BB: Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

      B: Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      CCC, CC AND C: Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. CC ratings indicate that default of some kind appears probable, and C ratings signal imminent default.

      DDD, DD AND D: Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90%, and D the lowest recovery potential, i.e., below 50%.

      Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect for repaying all obligations.

      The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the major rating categories.

RATINGS OF COMMERCIAL PAPER

      STANDARD & POOR'S

      Commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest. None of the Funds will purchase commercial paper rated A-3 or lower.

      A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      MOODY'S

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. None of the Funds will purchase Prime-3 commercial paper.

      PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

      PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      FITCH

      Fitch employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. None of the Funds will purchase F3 commercial paper.

      F1: Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

      F2: Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      F3: Securities possess fair credit quality. This designation indicates that the capacity for timely payments of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                                   APPENDIX B

                               FAF ADVISORS, INC.

                      PROXY VOTING POLICIES AND PROCEDURES

GENERAL PRINCIPLES

FAF Advisors, Inc. ("FAF Advisors") is the investment adviser for the First American family of mutual funds (the "Funds") and for institutional and other separately managed accounts (collectively, with the Funds, "Client Accounts"). As such, Client Accounts may confer upon FAF Advisors complete discretion to vote proxies. It is FAF Advisors' duty to vote proxies in the best interests of its clients. In voting proxies, FAF Advisors also seeks to maximize total investment return for its clients.

In the event that FAF Advisors contracts with another investment adviser to act as a sub-adviser for a Client Account, FAF Advisors may delegate proxy voting responsibility to the sub-adviser. Where FAF has delegated proxy voting responsibility, the sub-adviser will be responsible for developing and adhering to its own proxy voting policies. FAF Advisors will approve a sub-adviser's proxy voting policies, and will review these policies at least annually.

FAF Advisors' Investment Policy Committee ("IPC"), comprised of the firm's most senior investment professionals, is charged with oversight of the proxy voting policies and procedures. The IPC is responsible for (1) approving the proxy voting policies and procedures, and (2) oversight of the activities of FAF Advisors' Proxy Voting Administration Committee ("PVAC"). The PVAC is responsible for providing an administrative framework to facilitate and monitor FAF Advisors' exercise of its fiduciary duty to vote client proxies and fulfill the obligations of reporting and recordkeeping under the federal securities laws.

POLICIES

The IPC, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of clients, has approved and adopted the proxy voting policies of Institutional Shareholder Services, Inc. ("ISS"), a leading national provider of proxy voting administrative and research services. As a result, such policies set forth FAF Advisors' positions on recurring proxy issues and criteria for addressing non-recurring issues. These policies are reviewed periodically by ISS, and therefore are subject to change. Even though it has adopted ISS' policies, FAF Advisors maintains the fiduciary responsibility for all proxy voting decisions.

PROCEDURES

A. Supervision of Proxy Voting Service

The PVAC shall supervise the relationship with FAF Advisors' proxy voting service, ISS. ISS apprises FAF Advisors of shareholder meeting dates, provides research on proxy proposals and voting recommendations, and casts the actual proxy votes. ISS also serves as FAF Advisors' proxy voting record keeper and generates reports on how proxies were voted.

B. Conflicts of Interest

As an affiliate of U.S. Bancorp, a large multi-service financial institution, FAF Advisors recognizes that there are circumstances wherein it may have a perceived or real conflict of interest in voting the proxies of issuers or proxy proponents (e.g., a special interest group) who are clients or potential clients of some part of the U.S. Bancorp enterprise. Directors and officers of such companies may have personal or familial relationships with the U.S. Bancorp enterprise and/or its employees that could give rise to potential conflicts of interest.

FAF Advisors will vote proxies in the best interest of its clients regardless of such real or perceived conflicts of interest. By adopting ISS' policies, FAF Advisors believes the risk related to conflicts will be minimized. To further minimize this risk, the IPC will review ISS' conflict avoidance policy at least annually to ensure that it adequately addresses both the actual and perceived conflicts of interest the proxy voting service may face.

In the event that ISS faces a material conflict of interest with respect to a specific vote, the PVAC shall direct ISS how to vote. The PVAC shall receive voting direction from the Head of Equity Research, who will seek voting direction from appropriate investment personnel. Before doing so, however, the PVAC will confirm that FAF Advisors faces no material conflicts of its own with respect to the specific proxy vote.

If the PVAC concludes that a material conflict does exist, it will recommend to the IPC a course of action designed to address the conflict. Such actions could include, but are not limited to:

      1. Obtaining instructions from the affected client(s) on how to vote the proxy;

      2. Disclosing the conflict to the affected client(s) and seeking their consent to permit FAF Advisors to vote the proxy;

      3.    Voting in proportion to the other shareholders;

      4. Recusing an IPC member from all discussion or consideration of the matter, if the material conflict is due to such person's actual or potential conflict of interest; or

      5.    Following the recommendation of a different independent third party.

In addition to all of the above, members of the IPC and the PVAC must notify FAF Advisors' Chief Compliance Officer of any direct, indirect or perceived improper influence exerted by any employee, officer or director within the U.S. Bancorp enterprise or First American Fund complex with regard to how FAF Advisors should vote proxies. The Chief Compliance Officer will investigate the allegations and will report the findings to FAF Advisors' Chief Executive Officer and the General Counsel. If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers within the U.S. Bancorp enterprise, or notification of the appropriate regulatory authorities. In all cases, the IPC shall not consider any improper influence in determining how to vote proxies, and will vote in the best interests of clients.

C. Proxy Vote Override

From time to time, a Portfolio Manager may initiate action to override the ISS recommendation for a particular vote. Any such override shall be reviewed by FAF Advisors' Legal Department for material conflicts. If the Legal Department determines that no material conflicts exist, the approval of one investment professional on the IPC or the Head of Equity Research shall authorize the override. If a material conflict exists then the override will not be effectuated.

D. Securities Lending

In order to generate incremental revenue, some clients may participate in U.S. Bank's securities lending program. If a client has elected to participate in the lending program then it will not have the right to vote the proxies of any securities that are on loan as of the shareholder meeting record date. A client, or a Portfolio Manager, may place restrictions on loaning securities and/or recall a security on loan at any time. Such actions must be affected prior to the record date for a meeting if the purpose for the restriction or recall is to secure the vote.

Portfolio Managers and/or Analysts who become aware of upcoming proxy issues relating to any securities in portfolios they manage, or issuers they follow, will consider the desirability of recalling the affected securities that are on loan or restricting the affected securities prior to the record date for the matter. If the proxy issue is determined to be material, and the determination is made prior to the shareholder meeting record date the Portfolio Manager(s) will contact the Securities Lending Department to recall securities on loan or restrict the loaning of any security held in any portfolio they manage, if they determine that it is in the best interest of shareholders to do so. Training regarding the process to recall securities on loan or restrict the loaning of securities is given to all Portfolio Managers and Analysts.

E. Proxy Voting for ERISA Clients

In the event that a proxy voting issue arises for an ERISA client, FAF Advisors is prohibited from voting shares with respect to any issue advanced by a party in interest, such as U.S. Bancorp or any of the First American Funds. F. Proxy Voting Records

As required by Rule 204-2 of the 1940 Act, FAF Advisors shall make and retain five types of records relating to proxy voting; (1) proxy voting policies and procedures; (2) proxy statements received for client and fund securities; (3) records of votes cast on behalf of clients and funds; (4) records of written requests for proxy voting information and written responses from the advisor to either a written or oral request; and (5) any documents prepared by the advisor that were material to making a proxy voting decision or that memorialized the basis for the decision. FAF Advisors may rely on ISS to make and retain on our behalf records pertaining to the rule.

Each sub-advisor shall be responsible for making and retaining all proxy voting records required by the rule and shall provide them to FAF Advisors upon request.

G. Fund of Funds Provision

In instances where FAF Advisors provides investment advice to a fund of funds that acquires shares of affiliated funds or three percent or more of the outstanding voting securities of an unaffiliated fund, the acquiring fund shall seek instructions from its shareholders as to how to vote shares of those acquired funds, or to vote the shares in the same proportion as the vote of all other shareholders of the acquired fund. If compliance with this policy results in a vote of any shares in a manner different than the ISS recommendation, such vote will not require compliance with the Proxy Vote Override procedures set forth above.

H. Review and Reports

The PVAC shall maintain a review schedule. The schedule shall include reviews for the proxy voting policy, the proxy voting record, account maintenance, and other reviews as deemed appropriate by the PVAC. The PVAC shall review the schedule at least annually.

The PVAC will report to the IPC with respect to all identified conflicts and how they were addressed. These reports will include all Client Accounts, including those that are sub-advised. With respect to the review of votes cast on behalf of investments by the Funds, such review will also be reported to the Board at each of their regularly scheduled meetings.

I. Vote Disclosure to Shareholders

FAF Advisors shall disclose its proxy voting record on the Funds' website at www.firstamericanfunds.com and/or on the SEC's website at www.sec.gov. Additionally, shareholders can receive, on request, the voting records for the Funds by calling a toll free number (1-800-677-3863).

FAF Advisors' institutional and separately managed account clients can contact their relationship manager for more information on FAF Advisors' policies and the proxy voting record for their account. The information available includes name of issuer, ticker/CUSIP, shareholder meeting date, description of item and FAF Advisors' vote.

J. Form N-PX

FAF Advisors will cause Form N-PX to be filed with the Securities and Exchange Commission, and ensure that any other proxy vote related filings as required by regulation or contract are timely made.

U.S. PROXY VOTING GUIDELINES CONCISE SUMMARY
(Digest of Selected Key Guidelines)
January 15, 2009

1. Operational Items:

AUDITOR RATIFICATION

Vote FOR proposals to ratify auditors, unless any of the following apply:

      - An auditor has a financial interest in or association with the company, and is therefore not independent;

      - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position;

      - Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

      -     Fees for non-audit services ("Other" fees) are excessive.

Non-audit fees are excessive if:

      - Non-audit ("other") fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

      -     The tenure of the audit firm;

      -     The length of rotation specified in the proposal;

      -     Any significant audit-related issues at the company;

      -     The number of Audit Committee meetings held each year;

      -     The number of financial experts serving on the committee; and

      - Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:

VOTING ON DIRECTOR(1) NOMINEES IN UNCONTESTED ELECTIONS

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD(2) from individual directors who:

      - Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director's absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

                  - Degree to which absences were due to an unavoidable conflict;

                  -     Pattern of absenteeism; and

                  - Other extraordinary circumstances underlying the director's absence;

      -     Sit on more than six public company boards;

      - Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

-------------------------
(1) ISS' classification of directors can be found in U.S. Proxy Voting Guidelines Summary.

(2) In general, companies with a plurality vote standard use "Withhold" as the valid opposition vote option in director elections; companies with a majority vote standard use "Against". However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

      - The company's proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

      - The company's poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

      - The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

      - The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

      - The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

      - The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

      - At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

      - The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

      - The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company's four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

      - The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

      - The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

      - The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

      -     The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

      -     The non-audit fees paid to the auditor are excessive;

      - The company receives an adverse opinion on the company's financial statements from its auditor; or

      - There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company's efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

      - There is a negative correlation between the chief executive's pay and company performance (see discussion under Equity Compensation Plans);

      - The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

      - The company fails to submit one-time transfers of stock options to a shareholder vote;

      - The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

      -     The company has backdated options (see "Options Backdating" policy);

      - The company has poor compensation practices (see "Poor Pay Practices" policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

INDEPENDENT CHAIR (SEPARATE CHAIR/CEO)

Generally vote FOR shareholder proposals requiring that the chairman's position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

      - Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

            - presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

            - serves as liaison between the chairman and the independent directors;

            -     approves information sent to the board;

            -     approves meeting agendas for the board;

            - approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

            - has the authority to call meetings of the independent directors;

            - if requested by major shareholders, ensures that he is available for consultation and direct communication;

      -     Two-thirds independent board;

      -     All independent key committees;

      -     Established governance guidelines;

      - A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company's four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

      - The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

            -     Egregious compensation practices;

            - Multiple related-party transactions or other issues putting director independence at risk;

            -     Corporate and/or management scandals;

            -     Excessive problematic corporate governance provisions; or

            - Flagrant board or management actions with potential or realized negative impact on shareholders.

MAJORITY VOTE SHAREHOLDER PROPOSALS

Generally vote FOR precatory and binding resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

PERFORMANCE/GOVERNANCE EVALUATION FOR DIRECTORS

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company's four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

      -     a classified board structure;

      -     a supermajority vote requirement;

      - majority vote standard for director elections with no carve out for contested elections;

      -     the inability of shareholders to call special meetings;

      -     the inability of shareholders to act by written consent;

      -     a dual-class structure; and/or

      -     a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company's five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

      - Long-term financial performance of the target company relative to its industry;

      -     Management's track record;

      -     Background to the proxy contest;

      -     Qualifications of director nominees (both slates);

      - Strategic plan of dissident slate and quality of critique against management;

      - Likelihood that the proposed goals and objectives can be achieved (both slates);

      -     Stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

      - The election of fewer than 50% of the directors to be elected is contested in the election;

      -     One or more of the dissident's candidates is elected;

      - Shareholders are not permitted to cumulate their votes for directors; and

      - The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company's deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent's economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

POISON PILLS

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

      -     Shareholders have approved the adoption of the plan; or

      - The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the "fiduciary out" provision). A poison pill adopted under this "fiduciary out" will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

      -     No lower than a 20% trigger, flip-in or flip-over;

      -     A term of no more than three years;

      - No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

      - Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company's existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company's net operating losses ("NOL pills"), the following factors should be considered:

      -     the trigger (NOL pills generally have a trigger slightly below 5%);

      -     the value of the NOLs;

      -     the term;

      - shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

      -     other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

OVERALL APPROACH

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

      - Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

      - Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

      - Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

      - Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

      - Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the "RMG Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

      - Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

REINCORPORATION PROPOSALS

Evaluate management or shareholder proposals to change a company's state of incorporation on a CASE-BYCASE basis, giving consideration to both financial and corporate governance concerns including the following:

      -     Reasons for reincorporation;

      - Comparison of company's governance practices and provisions prior to and following the reincorporation; and

      - Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

COMMON STOCK AUTHORIZATION

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

      -     Specific reasons/ rationale for the proposed increase;

      - The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics' quantitative model;

      -     The board's governance structure and practices; and

      -     Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

PREFERRED STOCK

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

      -     Specific reasons/ rationale for the proposed increase;

      - The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics' quantitative model;

      -     The board's governance structure and practices; and

      -     Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

EQUITY COMPENSATION PLANS

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

      -     The total cost of the company's equity plans is unreasonable;

      - The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

      - The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company's performance where over 50 percent of the year-over-year increase is attributed to equity awards;

      - The company's three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

      - The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

      -     The plan is a vehicle for poor pay practices.

POOR PAY PRACTICES

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

      - Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

      -     Excessive perks/tax reimbursements:

            - Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

            - Reimbursement of income taxes on executive perquisites or other payments;

            - Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

            - Abnormally large bonus payouts without justifiable performance linkage or proper disclosure

            - Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

      - Egregious pension/SERP (supplemental executive retirement plan) payouts:

            - Inclusion of additional years of service not worked that result in significant payouts;

            - Inclusion of performance-based equity awards in the pension calculation;

      -     New CEO with overly generous new hire package:

            -     Excessive "make whole" provisions;

            -     Any of the poor pay practices listed in this policy;

      -     Excessive severance and/or change in control provisions:

            - Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

            - Payments upon an executive's termination in connection with performance failure;

            - Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

            - New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

            - Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

            - New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

            - Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

      - Dividends or dividend equivalents paid on unvested performance shares or units;

      -     Poor disclosure practices:

            - Unclear explanation of how the CEO is involved in the pay setting process;

            - Retrospective performance targets and methodology not discussed;

            - Methodology for benchmarking practices and/or peer group not disclosed and explained;

      -     Internal Pay Disparity:

            - Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

      -     Options backdating (covered in a separate policy);

      - Other excessive compensation payouts or poor pay practices at the company.

OTHER COMPENSATION PROPOSALS AND POLICIES

ADVISORY VOTE ON EXECUTIVE COMPENSATION (SAY-ON-PAY) MANAGEMENT PROPOSALS

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors' interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company's specific circumstances and the board's disclosed rationale for its practices:

Relative Considerations:

      - Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

      - Evaluation of peer groups used to set target pay or award opportunities;

      - Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

      - Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

      -     Balance of fixed versus performance-driven pay;

      - Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

      - Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

      - Assessment of board's responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

EMPLOYEE STOCK PURCHASE PLANS-- NON-QUALIFIED PLANS

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

      - Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

      - Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

      - Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value;

      - No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee's contribution, evaluate the cost of the plan against its allowable cap.

OPTION EXCHANGE PROGRAMS/REPRICING OPTIONS

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

      - Historic trading patterns--the stock price should not be so volatile that the options are likely to be back "in-the-money" over the near term;

      - Rationale for the re-pricing--was the stock price decline beyond management's control?

      -     Is this a value-for-value exchange?

      -     Are surrendered stock options added back to the plan reserve?

      - Option vesting--does the new option vest immediately or is there a black-out period?

      - Term of the option--the term should remain the same as that of the replaced option;

      -     Exercise price--should be set at fair market or a premium to market;

      -     Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company's total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company's stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

OTHER SHAREHOLDER PROPOSALS ON COMPENSATION

ADVISORY VOTE ON EXECUTIVE COMPENSATION (SAY-ON-PAY)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

GOLDEN COFFINS/EXECUTIVE DEATH BENEFITS

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

SHARE BUYBACK HOLDING PERIODS

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock.

Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

STOCK OWNERSHIP OR HOLDING PERIOD GUIDELINES

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

      - Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

            -     Rigorous stock ownership guidelines, or

            - A holding period requirement coupled with a significant long-term ownership requirement, or

            -     A meaningful retention ratio,

      - Actual officer stock ownership and the degree to which it meets or exceeds the proponent's suggested holding period/retention ratio or the company's own stock ownership or retention requirements.

      - Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

TAX GROSS-UP PROPOSALS

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues

OVERALL APPROACH

When evaluating social and environmental shareholder proposals, RMG considers the following factors:

      - Whether adoption of the proposal is likely to enhance or protect shareholder value;

      - Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

      - The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

      - Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

      - Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

      - Whether the company's analysis and voting recommendation to shareholders are persuasive;

      - What other companies have done in response to the issue addressed in the proposal;

      - Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

      - Whether implementation of the proposal's request would achieve the proposal's objectives;

      - Whether the subject of the proposal is best left to the discretion of the board;

      - Whether the requested information is available to shareholders either from the company or from a publicly available source; and

      - Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

GENETICALLY MODIFIED INGREDIENTS

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

      - The company's business and the proportion of it affected by the resolution;

      - The quality of the company's disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

      - Company's current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

PHARMACEUTICAL PRICING, ACCESS TO MEDICINES, AND PRODUCT REIMPORTATION

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

      - The nature of the company's business and the potential for reputational and market risk exposure;

      -     The existing disclosure of relevant policies;

      -     Deviation from established industry norms;

      - The company's existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

      - Whether the proposal focuses on specific products or geographic regions; and

      -     The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

GENDER IDENTITY, SEXUAL ORIENTATION, AND DOMESTIC PARTNER BENEFITS

Generally vote FOR proposals seeking to amend a company's EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

CLIMATE CHANGE

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company's operations and investments considering whether:

      - The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

      - The company's level of disclosure is at least comparable to that of industry peers; and

      - There are no significant, controversies, fines, penalties, or litigation associated with the company's environmental performance.

LOBBYING EXPENDITURES/INITIATIVES

Vote CASE-BY-CASE on proposals requesting information on a company's lobbying initiatives, considering:

      - Significant controversies, fines, or litigation surrounding a company's public policy activities,

      -     The company's current level of disclosure on lobbying strategy, and

      - The impact that the policy issue may have on the company's business operations.

POLITICAL CONTRIBUTIONS AND TRADE ASSOCIATION SPENDING

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

      - There are no recent, significant controversies, fines or litigation regarding the company's political contributions or trade association spending; and

      - The company has procedures in place to ensure that employee contributions to company-sponsored political action committees
            (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions and trade association spending, considering:

      - Recent significant controversy or litigation related to the company's political contributions or governmental affairs; and

      - The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR AND HUMAN RIGHTS STANDARDS

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

      - The degree to which existing relevant policies and practices are disclosed;

      - Whether or not existing relevant policies are consistent with internationally recognized standards;

      - Whether company facilities and those of its suppliers are monitored and how;

      - Company participation in fair labor organizations or other internationally recognized human rights initiatives;

      - Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

      - Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

      -     The scope of the request; and

      -     Deviation from industry sector peer company standards and practices.

SUSTAINABILITY REPORTING

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

      - The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

      - The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Amended and Restated Articles of Incorporation (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 033-16905, 811-05309)).

(a)(2) Articles Supplementary, designating new series and new share classes (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 36, Filed on April 15, 1998 (File Nos. 033-16905, 811-05309)).

(a)(3) Articles Supplementary, designating new series and new share classes (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 033-16905, 811-05309)).

(a)(4) Articles Supplementary, designating new series (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 61, Filed on April 30, 2002 (File Nos. 033-16905, 811-05309)).

(a)(5) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 65, Filed on October 24, 2002 (File Nos. 033-16905, 811-05309)).

(a)(6) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 66, Filed on January 28, 2003 (File Nos. 033-16905, 811-05309)).

(a)(7) Articles Supplementary decreasing authorizations of specified classes and series and decreasing total authorized shares (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 70, filed on June 30, 2004 (File nos. 033-16905, 811-05309)).

(a)(8) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 72, filed on September 24, 2004 (File Nos. 033-16905, 811-05309)).

(a)(9) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(a)(10) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(a)(11) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(11) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(a)(12) Articles Supplementary designating new share classes (Incorporated by reference to Exhibit (a)(12) to Post-Effective Amendment No. 93, filed on October 28, 2008 (File Nos. 033-16905, 811-05309)).

(a)(13) Articles of Amendment filed January 9, 2009 (Incorporated by reference to Exhibit (a)(13) to Post Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(a)(14) Articles of Amendment filed June 4, 2009 (Incorporated by reference to Exhibit (a)(14) to Post Effective Amendment No. 97, filed on August 28, 2009 (File Nos. 033-16905, 811-05309)).

(a)(15) Articles Supplementary designating new series and new share classes filed June 23, 2009 (Incorporated by reference to Exhibit (a)(15) to Post Effective Amendment No. 97, filed on August 28, 2009 (File Nos. 033-16905, 811-05309)).

(a)(16) Articles Supplementary designating new series and new share class filed September 17, 2009 (Incorporated by reference to Exhibit (a)(16) to Post-Effective Amendment No. 98, filed on September 29, 2009 (File Nos. 033-16905, 811-05309)).

(b)     Bylaws, as amended.*

(c)     Not applicable.

(d)(1) Investment Advisory Agreement dated April 2, 1991, between the Registrant and First Bank National Association (Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 73, Filed on December 2, 2004 (File Nos. 033-16905, 811-05309)).

(d)(2) Assignment and Assumption Agreement dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S. Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit
        (d)(3) to Post-Effective Amendment No. 73, Filed on December 2, 2004 (File Nos. 033-16905, 811-05309)).

(d)(3) Amendment to Investment Advisory Agreement dated May 3, 2007, relating to authority to appoint a sub-advisor to any series of the Registrant (Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(d)(4)  Exhibit A to Investment Advisory Agreement, effective September 16,
        2009.*

(d)(5) Expense Limitation Agreement between Registrant and FAF Advisors, Inc., dated February 27, 2009, effective through February 28, 2010, with respect to certain Equity Funds (Incorporated by reference to Exhibit
        (d)(5) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(d)(6) Form of Expense Limitation Agreement between Registrant and FAF Advisors, Inc. dated February 26, 2010, effective through February 28, 2011, with respect to certain Equity Funds (Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 100, filed on December 18, 2009 (File Nos. 033-16905, 811-05309)).

(d)(7) Expense Limitation Agreement between Registrant and FAF Advisors, Inc. dated September 16, 2009, effective through February 28, 2011, with respect to Tactical Market Opportunities Fund.*

(d)(8) Expense Limitation and Fee Reimbursement Agreement between Registrant and FAF Advisors, Inc., dated October 28, 2009, effective through October 31, 2010, with respect to certain Bond

        Funds (Incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 99, filed on October 28, 2009 (File Nos. 033-16905, 811-05309)).

(d)(9) Expense Limitation and Fee Reimbursement Agreement between Registrant and FAF Advisors, Inc., dated December 14, 2009, effective through December 31, 2010, with respect to certain Bond Funds (Incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 100, filed on December 18, 2009 (File Nos. 033-16905, 811-05309)).

(d)(10) Sub-Advisory Agreement dated November 27, 2006, by and between FAF Advisors, Inc. and Altrinsic Global Advisors, LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(d)(11) Letter of Agreement dated March 28, 2007, by and between FAF Advisors and Altrinsic Global Advisors, LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(d)(12) Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Altrinsic Global Advisors, LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(12) to Post Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(d)(13) Amendment to Sub-Advisory Agreement dated November 3, 2008, by and between FAF Advisors, Inc. and Altrinsic Global Advisors, LLC with respect to International Fund (Incorporated by reference to Exhibit
        (d)(10) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(d)(14) Sub-Advisory Agreement dated February 22, 2007, by and between FAF Advisors, Inc. and Hansberger Global Investors, Inc. with respect to International Select Fund (Incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(d)(15) Letter of Agreement dated March 28, 2007, by and between FAF Advisors and Hansberger Global Investors, Inc. with respect to International Select Fund (Incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(d)(16) Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Hansberger Global Investors, Inc. with respect to International Select Fund (Incorporated by reference to Exhibit (d)(13) to Post Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(d)(17) Amendment to Sub-Advisory Agreement dated November 3, 2008, by and between FAF Advisors, Inc. and Hansberger Global Investors, Inc. with respect to International Fund (Incorporated by reference to Exhibit
        (d)(14) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(d)(18) Sub-Advisory Agreement dated November 27, 2006, by and between FAF Advisors, Inc. and Lazard Asset Management LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(d)(19) Letter of Agreement dated March 28, 2007, by and between FAF Advisors and Lazard Asset Management LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(17) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(d)(20) Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Lazard Asset Management LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(14) to Post Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(e)(1) Distribution Agreement between the Registrant and Quasar Distributors, LLC, effective July 1, 2007 (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(e)(2) Fee Limitation Agreement between Registrant and Quasar Distributors, LLC, dated October 28, 2008, effective through October 31, 2009, with respect to certain Bond Funds (Incorporated by reference to Exhibit
        (e)(2) to Post-Effective Amendment No. 93, filed on October 28, 2008 (File Nos. 033-16905, 811-05309)).

(e)(3) Form of Dealer Agreement (Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 97, filed on August 28, 2009 (File Nos. 033-16905, 811-05309)).

(f)(1) Deferred Compensation Plan for Directors dated January 1, 2000, as amended December 2008 (Incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(f)(2) Deferred Compensation Plan for Directors, Summary of Terms as Amended December 2008 (Incorporated by reference to Exhibit (f)(2) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(g)(1) Custody Agreement dated July 1, 2006, between the Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 80, Filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(g)(2) Amendment to Custody Agreement dated July 1, 2007, by and between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(g)(3) Exhibit C effective September 16, 2009, to Custody Agreement dated July 1, 2006.*

(g)(4) Exhibit D effective December 5, 2006, to Custody Agreement dated July 1, 2006 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(g)(5) Custodian Agreement dated July 1, 2005, by and between Registrant and State Street Bank and Trust Company with respect to International Fund (Incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 77, Filed on August 3, 2005 (File Nos. 033-16905, 811-05309)).

(g)(6) Letter Amendment dated November 21, 2006, to the Custodian Agreement dated July 1, 2005 by and between Registrant and State Street Bank and Trust Company with respect to International Select Fund (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(g)(7) Letter Amendment dated December 6, 2007, to the Custodian Agreement dated July 1, 2005, by and between Registrant and State Street Bank and Trust Company with respect to Global Infrastructure Fund (Incorporated by reference to Exhibit (g)(7) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(g)(8) Amendment to Custodian Agreement dated June 19, 2008, by and between Registrant and State Street Bank and Trust Company with respect to compensation (Incorporated by reference to Exhibit (g)(8) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(h)(1) Administration Agreement dated July 1, 2006, by and between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 80, Filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(h)(2) Schedule A to Administration Agreement dated July 1, 2006, between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit
        (h)(2) to Post-Effective Amendment No. 80, Filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(h)(3) Sub-Administration Agreement dated July 1, 2005, by and between FAF Advisors, Inc. and U.S. Bancorp Fund Services, LLC (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 77, Filed on August 3, 2005 (File Nos. 033-16905, 811-05309)).

(h)(4) Transfer Agent and Shareholder Servicing Agreement dated September 19, 2006, by and among Registrant, U.S. Bancorp Fund Services, LLC, and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(h)(5) Exhibit A to Transfer Agent and Shareholder Servicing Agreement effective April 1, 2007 (Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 93, filed on October 28, 2008 (File Nos. 033-16905, 811-05309)).

(h)(6) Securities Lending Agreement dated January 1, 2007, by and between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(h)(7) Global Securities Lending Agreement Supplement effective January 1, 2007, by and between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(i) Opinion and Consent of Dorsey & Whitney LLP (solely with respect to Tactical Market Opportunities Fund, Class Y shares (formerly Global Tactical Opportunities Fund, Class Y shares)) (Incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 98, filed on September 29, 2009 (File Nos. 033-16905, 811-05309)).

(j)     Not applicable.

(k)     Not applicable.

(l)     Not applicable.

(m) Amended and Restated Distribution and Service Plan for Class A, B, C, and R shares, effective September 19, 2006 (Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(n) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective September 16, 2009 (Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 99, filed on October 28, 2009 (File Nos. 033-16905, 811-05309)).

(o)     Reserved.

(p)(1) First American Funds Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley Act (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 99, filed on October 28, 2009 (File Nos. 033-16905, 811-05309)).

(p)(2) FAF Advisors, Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 (Incorporated by reference to Exhibit
        (p)(2) to Post-Effective Amendment No. 99, filed on October 28, 2009 (File Nos. 033-16905, 811-05309)).

(p)(3) Altrinsic Global Advisors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, effective November 1, 2004, as amended December 1, 2005, March 1, 2006, May 3, 2006, January 1, 2007, December 31, 2007, and December 1, 2008 (Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(p)(4) Hansberger Global Investors, Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, as amended May 17, 2007 (Incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(p)(5) Lazard Asset Management LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, as amended November 2008 (Incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(p)(6) Quasar Distributors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 (Incorporated by reference to Exhibit
        (p)(7) to Post-Effective Amendment No. 93, filed on October 28, 2008 (File Nos. 033-16905, 811-05309)).

(q) Power of Attorney dated February 18, 2009 (Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

*       Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not applicable.

ITEM 25. INDEMNIFICATION

     The Registrant's Articles of Incorporation and Bylaws provide that each present or former director, officer, agent and employee of the Registrant or any predecessor or constituent corporation, and each person who, at the request of the Registrant, serves or served another business enterprise in any such capacity, and the heirs and personal representatives of each of the foregoing shall be indemnified by the Registrant to the fullest extent permitted by law against all expenses, including without limitation amounts of judgments, fines, amounts paid in settlement, attorneys' and accountants' fees, and costs of litigation, which shall necessarily or reasonably be incurred by him or her in connection with any action, suit or proceeding to which he or she was, is or shall be a party, or with which he or she may be threatened, by reason of his or her being or having been a director, officer, agent or employee of the Registrant or such predecessor or constituent corporation or such business enterprise, whether or not he or she continues to be such at the time of incurring such expenses. Such indemnification may include without limitation the purchase of insurance and advancement of any expenses, and the Registrant shall be empowered to enter into agreements to limit the liability of directors and officers of the Registrant. No indemnification shall be made in violation of the General Corporation Law of the State of Maryland or the Investment Company Act of 1940 (the "1940 Act"). The Registrant's Articles of Incorporation and Bylaws further provide that no director or officer of the Registrant shall be liable to the Registrant or its stockholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Registrant against any liability to the Registrant or its stockholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, (the "1933 Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act, as amended, and will be governed by the final adjudication of such issue. The Registrant maintains officers' and directors' liability insurance providing coverage, with certain exceptions, for acts and omissions in the course of the covered persons' duties as officers and directors.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information on the business of the Registrant's investment adviser, FAF Advisors, Inc. (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

     Thomas S. Schreier, Jr., President and Chief Executive Officer and chair of Board of Directors, FAF Advisors, Inc. ("FAF Advisors"), Minneapolis, MN (May 2001 to present); President, First American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF"), First American Strategy Funds, Inc. ("FASF"), and eight closed-end funds advised by FAF Advisors--American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. - II, American Strategic Income Portfolio Inc. - III, American Select Portfolio Inc., American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II, Inc., and American Income Fund, Inc. collectively referred to as the First American Closed-End Funds ("FACEF"), Minneapolis, MN (February 2001 to present); President, Mount Vernon Securities Lending Trust, Minneapolis, MN (October 2005 to present); Chief Investment Officer, FAF Advisors, Minneapolis, MN (August 2007 to present).

     Charles R. Manzoni, Jr., General Counsel, Chief Risk Officer, and Secretary and director on Board of Directors, FAF Advisors, Minneapolis, MN (June 2004 to present).

     Joseph M. Ulrey, III, Chief Financial Officer and Head of Technology and Operations and director on Board of Directors, FAF Advisors, Minneapolis, MN (December 2004 to present).

     Frank L. Wheeler, Head of Distribution, FAF Advisors, Minneapolis, MN (April 2007 to present).

     David H. Lui, Chief Compliance Officer, FAF Advisors, Minneapolis, MN (March 2005 to present); Chief Compliance Officer, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (February 2005 to present); Chief Compliance Officer, Mount Vernon Securities Lending Trust, Minneapolis, MN (October 2005 to present).

     Jason K. Mitchell, Anti-Money Laundering Officer, FAF Advisors, Minneapolis, MN (since December 2008 and from September 2006 to August 2008); Anti-Money Laundering Officer, FAIF, FAF, FASF, FACEF, and Mount Vernon Securities Lending Trust, Minneapolis, MN (since December 2008 and from September 2006 to September 2008).

     John P. Kinsella, Senior Vice President and Director of Tax, FAF Advisors, Minneapolis, MN (February 2003 to present).

ITEM 27. PRINCIPAL UNDERWRITERS

     Registrant's distributor, Quasar Distributors, LLC (the "Distributor") acts as principal underwriter and distributor for the following investment companies:

Academy Fund Trust
ActivePassive Funds
Akre Funds
Akros Absolute Return Fund
Al Frank Funds
Allied Asset Advisors Funds
Alpine Equity Trust
Alpine Income Trust
Alpine Series Trust
American Trust
Appleton Group
Artio Global Funds
Ascentia Funds
Brandes Investment Trust
Brandywine Blue Funds, Inc.
Brazos Mutual Funds
Bridges Investment Fund, Inc.
Buffalo Funds
CAN SLIM Select Growth Fund
Capital Advisors Funds
Chase Funds
Congress Fund
Cookson Peirce
Counterpoint Select Fund
Country Funds
Davidson Funds
DSM Capital Funds
Edgar Lomax Value Fund
Empiric Funds, Inc.
FIMCO Funds
First American Funds, Inc.
First American Investment Funds, Inc.
First American Strategy Funds, Inc.
Fort Pitt Capital Group, Inc.
Fund X Funds
Geneva Advisors All Cap Growth Fund
Glenmede Fund, Inc.
Glenmede Portfolios
Greenspring Fund
Grubb & Ellis
Guinness Atkinson Funds
Harding Loevner Funds
Hennessy Funds, Inc
Hennessy Mutual Funds, Inc.
Hodges Fund
Hotchkis and Wiley Funds
Huber Funds
Intrepid Capital Management
Jacob Internet Fund Inc.
Jensen Portfolio
Keystone Mutual Funds
Kiewit Investment Fund L.P.
Kirr Marbach Partners Funds, Inc
LKCM Funds
Marketfield Fund
Masters' Select Fund Trust
Matrix Asset Advisors, Inc.
McCarthy Fund
Monetta Fund, Inc.
Monetta Trust
MP63 Fund
Muhlenkamp (Wexford Trust)
Newgate Capital
Nicholas Funds
Osterweis Funds
Perkins Capital Management
Permanent Portfolio Funds
Perritt Opportunities Funds
Phocas Financial Funds
PIA Funds
Portfolio 21
Primecap Odyssey Funds
Prospector Funds
Purisima Funds
Quaker Investment Trust
Rainier Funds
Rigel Capital, LLC
Rockland Funds Trust
Schooner Investment Group
Smead Value Fund
Snow Fund
Stephens Management Co.
Structured Investment Fund
Teberg Fund
Thompson Plumb (TIM)
Thunderstorm Mutual Funds
TIFF Investment Program, Inc.
Tygh Capital Management
USA Mutual Funds
Villere Fund
Windopane Advisors, LLC
Winslow Green Mutual Funds
Wisconsin Capital Funds, Inc.
W Y Funds

The board members and officers of Quasar Distributors, LLC and their positions or offices with the Registrant are identified in the following table. Unless otherwise noted, the business address for each board member or officer is Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202.

                                POSITION AND OFFICES WITH      POSITION AND OFFICES
NAME                                   UNDERWRITER                WITH REGISTRANT
----                        --------------------------------   --------------------
James R. Schoenike          President, Board Member, General   None
                            Securities Principal and
                            FINRA Executive Officer
Joe D. Redwine              Board Member                       None
Robert Kern                 Board Member                       None
777 East Wisconsin Avenue
Milwaukee, WI 53202
Eric W. Falkeis             Board Member                       None
777 East Wisconsin Avenue
Milwaukee, WI 53202
Joseph P. Bree              Financial Operations Principal     None
777 East Wisconsin Avenue
Milwaukee, WI 53202
Susan L. La Fond            Treasurer                          None
Andrew M. Strnad            Secretary                          None
Teresa Cowan                Assistant Secretary, General       None
                            Securities Principal and Chief
                            Compliance Officer

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by FAF Advisors, Inc., 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     Not applicable.

                                   SIGNATURES

     As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 033-16905 and 811-05309 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 30th day of December, 2009.

                                        FIRST AMERICAN INVESTMENT FUNDS, INC.


                                        By: /s/ Thomas S. Schreier, Jr.
                                            ------------------------------------
                                            Thomas S. Schreier, Jr.
                                            President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on December 30, 2009.

SIGNATURE                                                 TITLE
---------                               ----------------------------------------


     /s/ Thomas S. Schreier, Jr.                        President
-------------------------------------
       Thomas S. Schreier, Jr.


    /s/ Charles D. Gariboldi, Jr.            Treasurer (principal financial/
-------------------------------------              accounting officer)
      Charles D. Gariboldi, Jr.


                  *                                     Director
-------------------------------------
         Benjamin R. Field, III


                  *                                     Director
-------------------------------------
           Victoria J. Herget


                  *                                     Director
-------------------------------------
             Roger A. Gibson


                  *                                     Director
-------------------------------------
             John P. Kayser


                  *                                     Director
-------------------------------------
          Leonard W. Kedrowski


                  *                                     Director
-------------------------------------
           Richard K. Riederer


                  *                                     Director
-------------------------------------
            Joseph D. Strauss


                  *                                     Director
-------------------------------------
          Virginia L. Stringer


                  *                                     Director
-------------------------------------
              James M. Wade

* Michael W. Kremenak, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of First American Investment Funds, Inc. pursuant to the powers of attorney duly executed by such persons.


By: /s/ Michael W. Kremenak             Attorney-in-Fact
    ---------------------------------
    Michael W. Kremenak

                               INDEX TO EXHIBITS

EXHIBIT NUMBER                 NAME OF EXHIBIT
--------------   ------------------------------------------
(b)              Bylaws
(d)(4)           Exhibit A to Investment Advisory Agreement
(d)(7)           Expense Limitation Agreement (TMO)
(g)(3)           Exhibit C to Custody Agreement